UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

Semi-Annual Report

FEBRUARY 28, 2010 I (UNAUDITED)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recov-

ery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on inter-

national and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market

Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month
US equities (S&P 500 Index)	9.32%	53.62%
Small cap US equities (Russell 2000 Index)	10.59	63.95
International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncer-

tainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit

www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly com-

panion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued

partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Trust Summary as of February 28, 2010 BlackRock Maryland Municipal Bond Trust

Investment Objective

BlackRock Maryland Municipal Bond Trust (BZM) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Maryland personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by its investment advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s Investors Services, Inc. (“Moody’s”), Standard and Poor’s
Corporation (“S&P”) or are unrated but judged to be of comparable quality by BlackRock.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned (1.96)% based on market price and 8.90% based on net asset value (“NAV”). For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 7.90% on a market price basis and 7.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust benefited from our effort to increase the portfolio weighting in interest-rate-sensitive bonds as tax-exempt, thirty-year interest rates rallied 25 basis points (0.25%) lower for the six months. A greater weighting in the development district sector also contributed to performance as credit spreads generally tightened during the period. Conversely, a low weighting in Maryland tax-backed bonds detracted from performance. As available Maryland tax-exempt supply continues to wane, demand for specialty state paper, such as Maryland, has driven the positive performance of this sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.64)[1]	5.57%
Tax Equivalent Yield[2]	8.57%
Current Monthly Distribution per Common Share[3]	$0.0679
Current Annualized Distribution per Common Share[3]	$0.8148
Leverage as of February 28, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010, was increased to $0.0704. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change in the future.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:
	2/28/10	8/31/09	Change	High	Low
Market Price	$14.64	$15.35	(4.63)%	$16.98	$13.73
Net Asset Value	$14.63	$13.81	5.94%	$14.82	$13.81
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
County/City/Special District/
School District	26%	25%
Transportation	20	19
Health	18	19
Education	10	11
Utilities	10	13
Housing	9	6
State	3	3
Tobacco	3	3
Corporate	1	1

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	26%	29%
AA/Aa	19	17
A	37	39
BBB/Baa	7	6
Not Rated	11	9
[5] Using the higher of S&P’s or Moody’s ratings.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Trust Summary as of February 28, 2010 BlackRock MuniHoldings New York Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN) (the “Trust”) seeks to provide shareholders with current income exempt from federal income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 9.79% based on market price and 7.20% based on NAV. For the same period, the closed-
end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 5.35% on a market price basis and 6.19% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities benefited Trust per-
formance over the six months, as credit spreads continued to tighten and municipal rates declined across the yield curve. Within an overall context of being neutral to slightly long duration, the Trust pursued opportunities to add positive convexity to the portfolio by adding discount-coupon bonds and greater call protection. This, too, proved advantageous as these bonds afforded the portfolio slightly greater capital appreciation as the market rallied. On the other hand, the Trust’s positions in zero-coupon bonds hindered performance as these issues have underperformed the broader municipal market. Also negatively affecting performance were the Trust’s existing weighting in higher-coupon, cushion bonds, as well as its lack of exposure to tax-backed credits and essential service credits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2010 ($13.73)[1]	5.99%
Tax Equivalent Yield[2]	9.22%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Leverage as of February 28, 2010[4]	42%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010 was increased to $0.076. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$13.73	$12.89	6.52%	$13.98	$12.64
Net Asset Value	$14.29	$13.74	4.00%	$14.69	$13.74
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
Transportation	29%	27%
County/City/Special District/
School District	26	27
State	11	11
Utilities	10	10
Education	8	7
Corporate	6	7
Health	4	5
Housing	3	3
Tobacco	3	3

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	41%	43%
AA/Aa	20	18
A	29	28
BBB/Baa	5	8
BB/Ba	4	—
Not Rated	1	3[6]
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2009, the market value of these securities was $18,918,142 representing
3% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 5

Trust Summary as of February 28, 2010 BlackRock New Jersey Municipal Bond Trust

Investment Objective

BlackRock New Jersey Municipal Bond Trust (BLJ) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New Jersey gross income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by its investment advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 8.86% based on market price and 9.04% based on NAV. For the same period, the closed-
end Lipper New Jersey Municipal Debt Funds category posted an average return of 7.40% on a market price basis and 7.44% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health care and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. The Trust’s slightly higher concentration in zero-coupon bonds detracted from performance during the period. The Trust’s cash allocation also hampered results as cash equivalents are currently trading at record-low yields and, consequently, detracted from income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.32)[1]	6.33%
Tax Equivalent Yield[2]	9.74%
Current Monthly Distribution per Common Share[3]	$0.0755
Current Annualized Distribution per Common Share[3]	$0.9060
Leverage as of February 28, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010, was increased to $0.0780. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$14.32	$13.59	5.37%	$15.00	$13.59
Net Asset Value	$14.28	$13.53	5.54%	$14.68	$13.53

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
State	21%	23%
Health	18	23
Transportation	15	16
Housing	12	11
Education	10	7
County/City/Special District/
School District	9	9
Corporate	8	6
Utilities	6	4
Tobacco	1	1

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	25%	40%
AA/Aa	22	18
A	30	16
BBB/Baa	11	14
BB/Ba	2	—
B	5	4
Not Rated	5[6]	8
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010, the market value of these securities was $982,960 representing 2%
of the Trust’s long-term investments.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Trust Summary as of February 28, 2010 BlackRock New York Insured Municipal Income Trust

Investment Objective

BlackRock New York Insured Municipal Income Trust (BSE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust will invest at least 80% of its managed assets in municipal obligations that are insured as to the timely payment of both principal and interest.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 7.91% based on market price and 6.54% based on NAV. For the same period, the closed-
end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 5.35% on a market price basis and 6.19% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities benefited Trust per-
formance over the six months, as credit spreads continued to tighten and municipal rates declined across the yield curve. Within an overall context of being neutral to slightly long duration, the Trust pursued opportunities to add positive convexity to the portfolio by adding discount-coupon bonds and greater call protection. This, too, proved advantageous as these bonds afforded the portfolio slightly greater capital appreciation as the market rallied. On the other hand, the Trust’s positions in zero-coupon bonds hindered performance as these issues have underperformed the broader municipal market. Also negatively affecting performance were the Trust’s existing weighting in higher-coupon, cushion bonds, as well as its lack of exposure to tax-backed credits and essential service credits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2010 ($13.79)[1]	5.70%
Tax Equivalent Yield[2]	8.77%
Current Monthly Distribution per Common Share[3]	$0.0655
Current Annualized Distribution per Common Share[3]	$0.7860
Leverage as of February 28, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010, was increased to $0.0705. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.
The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$13.79	$13.15	4.87%	$14.75	$12.84
Net Asset Value	$14.09	$13.61	3.53%	$14.51	$13.61

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
Transportation	27%	26%
Education	23	22
County/City/Special District/
School District	18	19
Health	13	14
State	10	10
Utilities	8	8
Corporate	1	1

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	31%	30%
AA/Aa	18	21
A	31	29
BBB/Baa	8	9
BB/Ba	2	—
Not Rated[6]	10	11
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was
$13,865,254 representing 10% and $13,920,865 representing
10%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 7

Trust Summary as of February 28, 2010 BlackRock New York Municipal Bond Trust

Investment Objective

BlackRock New York Municipal Bond Trust (BQH) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by its investment advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to
20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 6.94% based on market price and 7.03% based on NAV. For the same period, the closed-
end Lipper New York Municipal Debt Funds category posted an average return of 5.59% on a market price basis and 7.34% on a NAV basis. All returns reflect reinvestment of dividends. The Trust's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities benefited Trust performance over the six months, as credit spreads continued to tighten and municipal rates declined across the yield curve. Within an overall context of being neutral to slightly long duration, the Trust pursued opportunities to add positive convexity to the portfolio by adding discount-coupon bonds and greater call protec-
tion. This, too, proved advantageous as these bonds afforded the portfolio slightly greater capital appreciation as the market rallied. On the other hand, the
Trust’s positions in zero-coupon bonds hindered performance as these issues have underperformed the broader municipal market. Also negatively affecting performance were the Trust’s existing weighting in higher-coupon, cushion bonds, as well as its lack of exposure to tax-backed credits and essential service credits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.75)[1]	6.35%
Tax Equivalent Yield[2]	9.77%
Current Monthly Distribution per Common Share[3]	$0.078
Current Annualized Distribution per Common Share[3]	$0.936
Leverage as of February 28, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010, was increased to $0.0805. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.
The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$14.75	$14.32	3.00%	$17.05	$14.19
Net Asset Value	$15.01	$14.56	3.09%	$15.53	$14.56
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
State	21%	22%
County/City/Special District/
School District	16	14
Education	13	13
Housing	13	13
Corporate	10	8
Utilities	9	9
Transportation	8	12
Tobacco	6	6
Health	4	3

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	32%	28%
AA/Aa	23	28
A	18	17
BBB/Baa	19	18
BB/Ba	1	1
B	6	7
Not Rated	1	1
[5] Using the higher of S&P’s or Moody’s ratings.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Trust Summary as of February 28, 2010 BlackRock New York Municipal Income Trust II

Investment Objective

BlackRock New York Municipal Income Trust II (BFY) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New
York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by its investment advisor to be of equivalent credit quality at the time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 6.69% based on market price and 7.49% based on NAV. For the same period, the closed-
end Lipper New York Municipal Debt Funds category posted an average return of 5.59% on a market price basis and 7.34% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities benefited Trust performance over the six months, as credit spreads continued to tighten and municipal rates declined across the yield curve. Within an overall context of being neutral to slightly long duration, the Trust pursued opportunities to add positive convexity to the portfolio by adding discount-coupon bonds and greater call protection.
This, too, proved advantageous as these bonds afforded the portfolio slightly greater capital appreciation as the market rallied. On the other hand, the Trust’s positions in zero-coupon bonds hindered performance as these issues have underperformed the broader municipal market. Also negatively affecting per-
formance were the Trust’s existing weighting in higher-coupon, cushion bonds, as well as its lack of exposure to tax-backed credits and essential service credits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.45)[1]	6.64%
Tax Equivalent Yield[2]	10.22%
Current Monthly Distribution per Common Share[3]	$0.08
Current Annualized Distribution per Common Share[3]	$0.96
Leverage as of February 28, 2010[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.
The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$14.45	$14.00	3.21%	$15.33	$13.63
Net Asset Value	$14.59	$14.03	3.99%	$14.99	$14.03
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
County/City/Special District/
School District	19%	22%
Corporate	15	14
Education	15	16
Transportation	14	11
Health	10	10
Utilities	9	9
Tobacco	7	8
Housing	7	6
State	4	4

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	25%	26%
AA/Aa	24	27
A	28	23
BBB/Baa	11	10
BB/Ba	3	1
B	6	6
Not Rated[6]	3	7
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was
$1,517,730 representing 1% and $6,645,970 representing 6%,
respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 9

Trust Summary as of February 28, 2010 BlackRock Virginia Municipal Bond Trust

Investment Objective

BlackRock Virginia Municipal Bond Trust (BHV) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Virginia per-
sonal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by its investment advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 14.56% based on market price and 6.64% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 7.90% on a market price basis and 7.08% on a NAV basis.
All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between perform-
ance based on price and performance based on NAV. The Trust benefited from our effort to increase the portfolio weighting in interest-rate-sensitive bonds as tax-exempt, thirty-year interest rates rallied 25 basis points (0.25%) lower for the six months. A greater weighting in the transportation and corporate municipal sectors also contributed to performance as credit spreads generally tightened in these sectors during the period. Conversely, a low weighting in
Virginia tax-backed bonds detracted from performance. As available Virginia tax-exempt supply continues to wane, demand for specialty state paper, such as Virginia, has driven the positive performance of this sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($19.20)[1]	5.00%
Tax Equivalent Yield[2]	7.69%
Current Monthly Distribution per Common Share[3]	$0.08
Current Annualized Distribution per Common Share[3]	$0.96
Leverage as of February 28, 2010[4]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$19.20	$17.50	9.71%	$19.20	$16.85
Net Asset Value	$15.37	$15.05	2.13%	$15.96	$15.05
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
Health	18%	15%
Housing	16	16
Transportation	14	13
County/City/Special District/
School District	12	17
Utilities	11	11
Education	11	11
Corporate	9	9
State	6	5
Tobacco	3	3

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	28%	22%
AA/Aa	29	37
A	20	19
BBB/Baa	9	7
Not Rated[6]	14	15
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was
$2,669,390 representing 7% and $2,170,858 representing 6%,
respectively, of the Trust’s long-term investments.

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Trust Summary as of February 28, 2010 The Massachusetts Health & Education Tax-Exempt Trust

Investment Objective

The Massachusetts Health & Education Tax-Exempt Trust (MHE) (the “Trust”) seeks to provide shareholders with as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations issued on behalf of participating not-for-profit institutions. The
Trust will continue to invest primarily in investment-grade obligations. The Trust is intended to be a long-term investment and not a short-term trading vehicle.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 10.05% based on market price and 7.66% based on NAV. For the same period, the closed-
end Lipper Other States Municipal Debt Funds category posted an average return of 7.90% on a market price basis and 7.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period-end, which accounts for the difference between perform-
ance based on price and performance based on NAV. The Trust maintained a higher exposure to health care and education bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. A lower concentration in housing bonds detracted from the Trust’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2010 ($12.77)[1]	6.06%
Tax Equivalent Yield[2]	9.32%
Current Monthly Distribution per Common Share[3]	$0.0645
Current Annualized Distribution per Common Share[3]	$0.7740
Leverage as of February 28, 2010[4]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Common Share, declared on March 1, 2010, was increased to $0.0685. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new dis-
tribution rate is not constant and is subject to change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 12.
The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low
Market Price	$12.77	$12.00	6.42%	$13.05	$11.45
Net Asset Value	$12.69	$12.19	4.10%	$13.12	$12.19
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/10	8/31/09
Education	54%	62%
Health	27	24
State	10	10
Utilities	3	—
Housing	3	3
Corporate	3	1

Credit Quality Allocations[5]
	2/28/10	8/31/09
AAA/Aaa	20%	26%
AA/Aa	25	15
A	31	34
BBB/Baa	12	12
B	—	1
Not Rated[6]	12	12
[5] Using the higher of S&P’s or Moody’s ratings.
[6] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was
$3,152,533 representing 7% and $2,117,414 representing 5%,
respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts issue Preferred Shares, which pay dividends at pre-
vailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s
Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitaliza-
tion is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3%
and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred
Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from Preferred
Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremen-
tal net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Trust pays divi-
dends on the higher short-term interest rates whereas the Trust’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares does not fluctuate in rela-
tion to interest rates. As a result, changes in interest rates can influence the
Trusts’ NAV positively or negatively in addition to the impact on Trust per-
formance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the
Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the
Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in the Trusts’ NAVs, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each
Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the
Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of February 28, 2010, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BZM	37%
MHN	42%
BLJ	37%
BSE	36%
BQH	36%
BFY	38%
BHV	35%
MHE	40%

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial State-
ments, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appre-
ciation a Trust can realize on an investment or may cause a Trust to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 13

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 115.0%
Corporate — 1.0%
Maryland EDC, Refunding RB, Potomac Electric
Power Co., 6.20%, 9/01/22	$ 250	$ 285,987
County/City/Special District/School District — 39.0%
City of Annapolis Maryland, Tax Allocation Bonds,
Park Place Project, Series A, 5.35%, 7/01/34	495	401,109
City of Baltimore Maryland, Special Tax Bonds, Special
Obligation, Harborview Lot No. 2, 6.50%, 7/01/31	993	944,601
County of Anne Arundel Maryland, RB, Community
College Project, 5.25%, 9/01/28	1,870	1,899,976
County of Baltimore Maryland, GO, Metropolitan District:
67th Issue, 5.00%, 6/01/22	2,000	2,067,200
68th Issue, 5.00%, 8/01/28	2,000	2,084,920
County of Frederick Maryland, Special Tax Bonds,
Urbana Community Development Authority,
6.63%, 7/01/25	1,000	1,000,020
County of Montgomery Maryland, RB, Metrorail
Garage Projects:
5.00%, 6/01/23	500	531,285
5.00%, 6/01/24	1,435	1,524,788
County of Prince George’s Maryland, SO, National
Harbor Project, 5.20%, 7/01/34	1,500	1,274,070
		11,727,969
Education — 16.4%
Maryland Health & Higher Educational Facilities
Authority, RB:
Board of Child Care, 5.38%, 7/01/32	2,000	2,014,520
Loyola College Issue, 5.00%, 10/01/39	2,000	2,000,020
Maryland Industrial Development Financing Authority,
RB, Our Lady of Good Counsel School, Series A,
6.00%, 5/01/35	1,000	927,850
		4,942,390
Health — 28.4%
County of Baltimore Maryland, Refunding RB, Oak Crest
Village Inc. Facility, Series A, 5.00%, 1/01/37	1,000	874,550
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	382,265
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	250	253,315
Maryland Health & Higher Educational Facilities
Authority, RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	968,090
Carroll County General Hospital, 6.00%, 7/01/37	1,990	2,024,586
Peninsula Regional Medical Center, 5.00%, 7/01/36	1,000	1,010,770
Union Hospital of Cecil County Issue,
5.63%, 7/01/32	2,000	2,018,840
Maryland Health & Higher Educational Facilities
Authority, Refunding RB, University of Maryland
Medical System, 5.13%, 7/01/39	1,000	990,190
		8,522,606

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Housing — 6.7%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	$ 1,000	$ 1,002,330
Residential, Series A, 5.05%, 9/01/39	500	506,555
Residential, Series B, 4.75%, 9/01/39	500	495,295
		2,004,180
Transportation — 8.3%
Maryland EDC, RB, Transportation Facilities Project,
Series A, 5.75%, 6/01/35	500	509,265
Maryland State Transportation Authority, RB, Baltimore/
Washington International Airport, Series B, AMT
(AMBAC), 5.13%, 3/01/24	2,000	1,991,080
		2,500,345
Utilities — 15.2%
City of Baltimore Maryland, Refunding RB, Wastewater
Projects, Series A (NPFGC):
5.20%, 7/01/32	2,500	2,562,775
5.13%, 7/01/42	2,000	2,015,900
		4,578,675
Total Municipal Bonds in Maryland		34,562,152
District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, RB,
Transit, Series A, 5.13%, 7/01/32	1,000	1,055,800
Total Municipal Bonds in District of Columbia		1,055,800
Guam — 0.8%
County/City/Special District/School District — 0.8%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	250	253,068
Total Municipal Bonds in Guam		253,068
Multi-State — 7.3%
Housing — 7.3%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (a)(b)	2,000	2,190,940
Total Municipal Bonds in Multi-State		2,190,940

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		BHAC	Berkshire Hathaway Assurance Corp.	HDA	Housing Development Authority
Schedules of Investments, the names and descriptions of		CAB	Capital Appreciation Bonds	HFA	Housing Finance Agency
many of the securities have been abbreviated according		CIFG	CDC IXIS Financial Guaranty	IDA	Industrial Development Authority
to the following list:		COP	Certificates of Participation	LRB	Lease Revenue Bonds
		EDA	Economic Development Authority	MRB	Mortgage Revenue Bonds
ACA	American Capital Access Corp.	EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	ERB	Economic Revenue Bonds	PILOT	Payment in Lieu of Taxes
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	FNMA	Federal National Mortgage Association	SO	Special Obligation
		FSA	Financial Security Assurance Inc.	SONYMA	State of New York Mortgage Agency
See Notes to Financial Statements.		GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded)

BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 18.0%
State — 5.2%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	$ 130	$ 134,338
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D, 5.38%, 7/01/33	350	339,784
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,000	1,071,270
		1,545,392
Tobacco — 4.3%
Children’s Trust Fund, Refunding RB, Asset-Backed
Bonds, 5.50%, 5/15/39	1,500	1,287,330
Transportation — 8.5%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series CC, (AGM), 5.25%, 7/01/36	895	914,278
Series D, 5.25%, 7/01/12 (c)	1,500	1,646,400
		2,560,678
Total Municipal Bonds in Puerto Rico		5,393,400
U.S. Virgin Islands — 0.3%
State — 0.3%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	100	89,648
Total Municipal Bonds in U.S. Virgin Islands		89,648
Total Municipal Bonds — 144.9%		43,545,008
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Maryland — 10.5%
Transportation — 10.5%
Maryland State Transportation Authority, RB,
Transportation Facilities Project (FSA),
5.00%, 7/01/41	3,000	3,145,800
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.5%		3,145,800
Total Long-Term Investments
(Cost — $46,128,228) — 155.4%		46,690,808
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.16% (e)(f)	503,095	503,095
Total Short-Term Securities
(Cost — $503,095) — 1.7%		503,095
Total Investments (Cost — $46,631,323*) — 157.1%		47,193,903
Other Assets Less Liabilities — 1.2%		352,477
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.0)%		(1,500,448)
Preferred Shares, at Redemption Value — (53.3)%		(16,000,424)
Net Assets Applicable to Common Shares — 100.0%		$ 30,045,508

* The cost and unrealized appreciation (depreciation) of investments as of
	February 28, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost				$ 45,051,304
	Gross unrealized appreciation				$ 1,400,922
	Gross unrealized depreciation				(758,323)
	Net unrealized appreciation				$ 642,599
(a) Security represents a beneficial interest in a trust. The collateral deposited into the
	trust is federally tax-exempt revenue bonds issued by various state or local govern-
	ments, or their respective agencies or authorities. The security is subject to remarket-
	ing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(c) US government securities, held in escrow, are used to pay interest on this security,
	as well as to retire the bond in full at the date indicated, typically at a premium
	to par.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for
	which the Trust acquired residual interest certificates. These securities serve as col-
	lateral in a financing transaction. See Note 1 of the Notes to Financial Statements
	for details of municipal bonds transferred to tender option bond trusts.
(e) Investments in companies considered to be an affiliate of the Trust, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
			Net
	Affiliate		Activity		Income
	FFI Institutional Tax-Exempt Fund		$(697,269)		$464
(f) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one
	or more of the sector sub-classifications used by one or more widely recognized
	market indexes or ratings group indexes and/or as defined by Trust management.
	This definition may not apply for purposes of this report, which may combine sector
	sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and
	default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Trust’s own assumptions used in determining the fair value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indi-
	cation of the risk associated with investing in those securities. For information about
	the Trust’s policy regarding valuation of investments and other significant accounting
	policies, please refer to the Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of February 28, 2010 in deter-
	mining the fair valuation of the Trust’s investments:
		Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets:
	Long-Term Securities[1]	—	$46,690,808	—	$46,690,808
	Short-Term Investment	$ 503,095	—	—	503,095
	Total	$ 503,095	$46,690,808	—	$47,193,903
	[1] See above Schedule of Investments for values in each state or political
	subdivision.

See Notes to Financial Statements.

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 119.0%
Corporate — 9.8%
New York City Industrial Development Agency, RB, Japan
Airlines Co., AMT (AGM), 6.00%, 11/01/15	$ 5,500	$ 5,504,565
New York City Industrial Development Agency,
Refunding RB, Terminal One Group Association
Project, AMT, 5.50%, 1/01/24	1,500	1,525,350
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	2,500	2,523,475
New York State Energy Research & Development
Authority, RB, Lilco Project, Series A (NPFGC),
5.15%, 3/01/16	2,000	2,007,160
New York State Energy Research & Development
Authority, Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC),
4.70%, 2/01/24	7,340	7,324,880
Central Hudson Gas, Series A (AMBAC),
5.45%, 8/01/27	6,000	6,061,920
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,267,508
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington,
AMT (AMBAC):
6.25%, 10/01/12	3,530	3,883,247
6.00%, 10/01/10	4,660	4,787,777
6.15%, 10/01/11	5,000	5,356,500
		43,242,382
County/City/Special District/School District — 35.4%
City of New York New York, GO, Series B (NPFGC):
5.75%, 8/01/10 (a)	1,740	1,799,282
5.75%, 8/01/13	540	557,177
City of New York New York, GO, Refunding, Series A
(AGM), 6.25%, 5/15/26	3,700	3,782,584
City of Yonkers New York, GO, Series A (FGIC),
5.75%, 10/01/15	1,795	1,872,688
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	10,250	9,743,957
(NPFGC), 4.50%, 2/15/47	13,180	11,349,298
New York City Health & Hospital Corp., Refunding RB,
Health System, Series A (NPFGC), 5.25%, 2/15/17	2,000	2,002,760
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC),
6.48%, 3/01/39 (b)	1,380	253,244
Queens Baseball Stadium, PILOT (AGC),
6.38%, 1/01/39	800	876,016
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/31	3,500	3,255,525
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/36	12,740	11,367,138
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/39	4,000	3,533,680
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/46	7,800	6,726,720
Yankee Stadium, PILOT (FGIC), 5.00%, 3/01/46	9,500	8,828,635
Yankee Stadium, PILOT (NPFGC), 5.00%, 3/01/36	3,950	3,783,705
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,456,440
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,308,480
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,351,125
Future Tax Secured, Series B (FGIC),
6.25%, 11/15/18	6,405	6,554,685
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	10,239,100
Future Tax Secured, Series E (NPFGC),
5.25%, 2/01/22	2,500	2,689,175

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Transitional Finance Authority, RB:
Series B (NPFGC), 5.50%, 2/01/13	$ 805	$ 849,508
Series B (NPFGC), 5.50%, 2/01/12	1,145	1,207,208
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,828,600
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,543,581
New York City Transitional Finance Authority,
Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,037,480
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,113,335
5.00%, 11/15/35	20,500	20,322,675
5.00%, 11/15/44	2,055	2,005,228
Oneida-Herkimer Solid Waste Management Authority
New York, Refunding RB (AGM), 5.50%, 4/01/13	1,800	2,031,390
Sales Tax Asset Receivable Corp., RB:
5.00%, 10/15/32	14,175	14,689,836
Syracuse Industrial Development Agency New York, RB,
Carousel Center Project, Series A, AMT (Syncora),
5.00%, 1/01/36	10,000	7,009,500
		155,969,755
Education — 11.6%
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	4,000	4,118,800
New York City Industrial Development Agency,
Refunding RB:
Nightingale-Bamford School, (AMBAC),
5.25%, 1/15/17	1,200	1,305,396
Polytechnic University Project, (ACA),
5.25%, 11/01/37	2,160	1,864,447
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,146,790
New York State Dormitory Authority, RB:
853 Schools Program, Issue 2, Series E (AMBAC),
5.75%, 7/01/19	1,340	1,357,634
Mount Sinai School of Medicine, 5.13%, 7/01/39	3,090	3,087,466
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	6,100	6,047,662
New York University, Series 1 (AMBAC),
5.50%, 7/01/40	3,500	4,070,605
Pace University (NPFGC), 6.00%, 7/01/10 (a)	1,845	1,900,627
Pace University (NPFGC), 6.00%, 7/01/20 (a)	3,500	3,605,525
Siena College, 5.13%, 7/01/39	1,345	1,355,343
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, Series A
(AMBAC), 5.63%, 7/01/11 (a)	3,000	3,270,930
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
5.00%, 12/01/39	1,850	1,885,668
4.75%, 12/01/39	3,150	3,105,302
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC),
5.00%, 7/01/36	3,800	3,883,068
Westchester County Industrial Development Agency
New York, RB, Purchase College Foundation Housing,
Series A (AMBAC), 5.75%, 12/01/31	7,000	7,027,440
		51,032,703
Health — 7.0%
New York City Industrial Development Agency, RB,
Royal Charter, New York Presbyterian (AGM),
5.75%, 12/15/29	7,965	8,466,636
New York State Dormitory Authority, MRB, Montefiore
Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,015,890

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
Gustavus Adolphus Child & Family Services, Inc.,
Series B (AMBAC), 5.50%, 7/01/18	$ 2,058	$ 2,084,569
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,000	5,189,150
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	1,500	1,546,290
New York & Presbyterian Hospital (AGM),
5.00%, 8/15/36	4,000	4,044,600
New York State Rehabilitation Association, Series A
(CIFG), 5.25%, 7/01/19	1,180	1,208,804
New York State Rehabilitation Association, Series A
(CIFG), 5.13%, 7/01/23	1,000	1,004,510
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,825	1,845,823
New York State Dormitory Authority, Refunding RB:
St. Charles Hospital & Rehabilitation Center,
Series A (NPFGC), 5.63%, 7/01/12	3,400	3,442,126
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	980,460
		30,828,858
Housing — 4.2%
New York City Housing Development Corp., RB, AMT:
Series C, 5.00%, 11/01/26	1,250	1,259,750
Series C, 5.05%, 11/01/36	2,000	1,872,040
Series H-1, 4.70%, 11/01/40	1,000	908,060
New York Mortgage Agency, RB, Series 145, AMT,
5.13%, 10/01/37	1,000	1,000,240
New York Mortgage Agency, Refunding RB:
Homeowner Mortgage, Series 67, AMT (NPFGC),
5.70%, 10/01/17	2,140	2,142,418
Homeowner Mortgage, Series 83 (NPFGC),
5.55%, 10/01/27	2,100	2,101,281
Homeowner Mortgage, Series 97, AMT,
5.50%, 4/01/31	955	958,878
Series 133, AMT, 4.95%, 10/01/21	1,500	1,520,820
Series 143, AMT, 4.90%, 10/01/37	990	941,124
Series 143, AMT (NPFGC), 4.85%, 10/01/27	2,000	1,983,560
Series 82, AMT (NPFGC), 5.65%, 4/01/30	955	955,439
New York State HFA, RB, St. Philip’s Housing, Series A,
AMT (FNMA), 4.65%, 11/15/38	1,000	959,980
Yonkers Industrial Development Agency New York,
RB, Monastery Manor Associates LP Project, AMT
(SONYMA), 5.25%, 4/01/37	2,000	1,921,720
		18,525,310
State — 10.9%
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC),
4.75%, 8/15/24	1,090	1,147,748
Master BOCES Program Lease (AGC),
5.00%, 8/15/28	250	260,920
Mental Health Facilities, Series B
5.25%, 2/15/14 (a)	1,550	1,763,404
Mental Health Services Facilities Improvement,
Series B (AGM), 5.00%, 2/15/33	4,500	4,637,430
Mental Health Services Facilities, Series C, AMT
(AGM), 5.40%, 2/15/33	5,650	5,711,077
School District Financing Program, Series C (AGM),
5.00%, 10/01/37	2,500	2,548,950
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	450	459,675
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	1,240	1,252,561
School Districts Financing Program, Series E
(NPFGC), 5.75%, 10/01/30	6,900	7,269,702

	Par
Municipal Bonds	(000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, Refunding RB:
School District Financing Program, Series A (AGM),
5.00%, 10/01/35	$ 5,000	$ 5,119,050
Secured Hospital, North General Hospital (Syncora),
5.75%, 2/15/17	2,000	2,152,760
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,000	1,057,530
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,204,861
New York State Urban Development Corp., RB:
Personal Income Tax, Series C-1 (NPFGC),
5.00%, 3/15/13 (a)	3,000	3,372,930
State Personal Income Tax, State Facilities,
Series A-1, 5.00%, 3/15/29	2,000	2,068,800
		48,027,398
Tobacco — 4.9%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,336,300
5.25%, 6/01/21	13,275	14,136,813
5.25%, 6/01/22	2,000	2,124,480
		21,597,593
Transportation — 22.6%
Hudson Yards Infrastructure Corp., RB (AGC):
5.00%, 2/15/47	7,370	7,301,090
Series A, 5.00%, 2/15/47	305	302,148
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	6,015	6,897,581
Metropolitan Transportation Authority, Refunding RB:
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,537,075
Series C (AGM), 4.75%, 7/01/12 (a)	2,535	2,776,079
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (a)	6,300	7,072,569
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,120,600
Series G (AGM), 5.00%, 1/01/32	5,225	5,352,647
Series G (AGM), 4.75%, 1/01/29	1,250	1,269,388
Series G (AGM), 4.75%, 1/01/30	1,000	1,006,040
Niagara Falls Bridge Commission, Refunding RB, Bridge
System, Series A (AGC), 4.00%, 10/01/19	4,100	4,253,217
Port Authority of New York & New Jersey, RB:
Consolidated 116th Series, 4.13%, 9/15/32	2,685	2,534,479
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	982,860
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,306,142
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,212,320
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 6.25%, 12/01/11	3,000	3,119,880
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 5.75%, 12/01/22	26,725	27,432,945
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,220,740
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,555,293
		99,253,093
Utilities — 12.6%
Long Island Power Authority, RB, Series A (AMBAC),
5.00%, 9/01/29	3,000	3,069,240
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,675,470
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,582,845
Series A (AGC), 5.75%, 4/01/39	1,000	1,105,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 17

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, RB:
Series A (AMBAC), 5.00%, 6/15/35	$ 3,500	$ 3,565,835
Series A (NPFGC), 5.75%, 6/15/11 (a)	23,000	24,608,390
Series DD (AGM), 4.50%, 6/15/39	3,000	2,947,050
New York City Municipal Water Finance Authority,
Refunding RB:
Fiscal 2004, Series C (NPFGC), 5.00%, 6/15/35	1,000	1,024,010
Series A (AGM), 4.25%, 6/15/39	2,200	2,082,740
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,269,012
Series F (AGM), 5.00%, 6/15/29	500	505,685
New York State Environmental Facilities Corp., RB,
Long Island Water Corp. Project, Series A, AMT
(NPFGC), 4.90%, 10/01/34	6,000	5,586,240
New York State Environmental Facilities Corp.,
Refunding RB, Spring Valley Water Co., Series B
(AMBAC), 6.15%, 8/01/24	4,400	4,418,832
		55,440,349
Total Municipal Bonds in New York		523,917,441
Guam — 1.1%
Transportation — 1.1%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,707,622
5.25%, 10/01/22	1,050	1,051,365
		4,758,987
Total Municipal Bonds in Guam		4,758,987
Puerto Rico — 16.9%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A (AGM), 5.00%, 8/01/40	1,905	1,906,410
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.78%, 8/01/41	11,000	1,652,420
		3,558,830
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	3,000	3,021,870
State — 6.4%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC),
5.50%, 7/01/20	1,970	2,074,725
Public Improvement, Series A-4 (AGM),
5.25%, 7/01/30	1,400	1,446,718
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,102,920
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,000	4,197,600
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.66%, 7/01/34	9,300	1,690,833
(AMBAC), 4.67%, 7/01/37	2,200	320,628
(FGIC), 4.62%, 7/01/31	10,280	2,405,006
(FGIC), 4.66%, 7/01/33	5,500	1,087,075
Puerto Rico Convention Center Authority, RB, Series A
(AMBAC), 5.00%, 7/01/31	3,270	3,027,170
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM):
5.25%, 7/01/32	2,000	2,069,440
5.50%, 7/01/31	4,000	4,298,680

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	$ 2,500	$ 2,592,725
Puerto Rico Sales Tax Financing Corp., RB,
First Sub-Series A, 5.75%, 8/01/37	1,000	1,030,770
		28,344,290
Transportation — 6.2%
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	5,025	5,631,317
Subordinate (FGIC), 5.25%, 7/01/17	4,800	4,925,424
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series CC (AGM), 5.25%, 7/01/33	1,000	1,027,170
Series CC (AGM), 5.25%, 7/01/34	870	892,933
Series CC (AGM), 5.25%, 7/01/36	3,750	3,830,775
Series D, 5.75%, 7/01/12 (a)	10,000	11,091,700
		27,399,319
Utilities — 2.8%
Puerto Rico Aqueduct & Sewer Authority, RB,
Senior Lien, Series A (AGC), 5.13%, 7/01/47	10,175	10,037,535
Puerto Rico Electric Power Authority, RB, Series NN,
5.13%, 7/01/13 (a)	940	1,067,313
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/30	1,000	1,014,980
		12,119,828
Total Municipal Bonds in Puerto Rico		74,444,137
Total Municipal Bonds — 137.0%		603,120,565
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
New York — 31.6%
County/City/Special District/School District — 7.8%
City of New York. New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,166,520
Sub-Series C-3 (AGC), 5.75%, 8/15/28	10,000	11,299,900
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,394,100
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	9,500	10,346,640
		34,207,160
Education — 1.3%
New York State Dormitory Authority, RB, New York
University, Series A, 5.00%, 7/01/38	5,498	5,676,137
State — 1.3%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	5,000	5,582,500
Transportation — 19.9%
Metropolitan Transportation Authority, RB, Series A
(NPFGC), 5.00%, 11/15/31	7,002	7,227,073
Metropolitan Transportation Authority, Refunding RB,
Series A (AGM):
5.75%, 11/15/32	29,000	30,723,180
5.00%, 11/15/30	5,010	5,060,351
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	12,000	12,293,160
New York State Thruway Authority, Refunding RB,
Series H (AGM), 5.00%, 1/01/37	8,500	8,698,815

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB,
Consolidated 155th Series (AGM), AMT,
5.13%, 7/15/30	$ 2,500	$ 2,523,575
Triborough Bridge & Tunnel Authority, Refunding RB
(NPFGC):
5.00%, 11/15/32	8,309	8,443,342
5.25%, 11/15/23	12,000	12,866,160
		87,835,656
Utilities — 1.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,479,747
Series FF-2, 5.50%, 6/15/40	2,399	2,635,447
		7,115,194
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 31.9%		140,416,647
Total Long-Term Investments
(Cost — $738,690,084) — 168.9%		743,537,212
Short-Term Securities
New York — 0.1%
City of New York New York, GO, VRDN,
Sub-Series A-6 (AGM), 0.14%, 3/01/10 (d)	375,000	375,000
	Shares
Money Market Fund — 1.2%
CMA New York Municipal Money Fund 0.00%, (e)(f)	5,312,463	5,312,463
Total Short-Term Securities
(Cost — $5,687,463) — 1.3%		5,687,463
Total Investments (Cost — $744,377,547*) — 170.2%		749,224,675
Other Assets Less Liabilities — 1.4%		6,399,634
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (16.3)%		(71,779,291)
Preferred Shares, at Redemption Value — (55.3)%		(243,637,727)
Net Assets Applicable to Common Shares — 100.0%		$440,207,291
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 674,275,891
Gross unrealized appreciation		$ 22,556,699
Gross unrealized depreciation		(19,320,515)
Net unrealized appreciation		$ 3,236,184
(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate		Activity		Income
	CMA New York Municipal Money Fund		$262,642		$1,307
(f) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Trust’s investments:
Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
	Long-Term Investments[1]	— $743,537,212		— $743,537,212
	Short-Term Securities	$ 5,312,463	375,000	—	5,687,463
	Total	$ 5,312,463	$743,912,212	—	$749,224,675
	[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 19

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 124.5%
Corporate — 11.8%
New Jersey EDA, RB, AMT:
Continental Airlines Inc. Project, 7.00%, 11/15/30 $	2,335	$ 2,229,295
Disposal, Waste M Management of New Jersey,
Series A, 5.30%, 6/01/15	1,000	1,078,890
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Series A, AMT, 5.70%, 10/01/39	475	473,755
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	110	110,147
		3,892,087
County/City/Special District/School District — 13.5%
City of Vineland New Jersey, GO, Refunding, Electric
Utilities, AMT (NPFGC):
5.30%, 5/15/29	1,000	1,000,030
5.38%, 5/15/32	1,500	1,500,135
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC), 5.50%, 10/01/29	790	893,229
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	800	845,792
Middlesex County Improvement Authority, RB,
Subordinate, Heldrich Center Hotel, Series B,
6.25%, 1/01/37	560	103,522
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM), 5.25%, 8/15/38	100	104,776
		4,447,484
Education — 14.7%
New Jersey Economic Development Authority,
RB, School Facilities Construction, Series S,
5.00%, 9/01/36	280	282,786
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C,
6.50%, 7/01/13 (a)	630	743,312
Montclair State University, Series J, 5.25%, 7/01/38	180	185,630
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	1,010	1,041,209
Fairleigh Dickinson University, Series C,
6.00%, 7/01/20	1,000	1,027,170
Series D, Georgian Court University, 5.00%, 7/01/33	150	142,082
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	450	508,311
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/26	125	127,900
5.13%, 12/01/27	300	308,685
5.25%, 12/01/32	300	304,095
5.00%, 12/01/25	165	170,133
		4,841,313
Health — 28.3%
New Jersey EDA, RB, First Mortgage, Lions Gate Project,
Series A:
5.75%, 1/01/25	150	131,460
5.88%, 1/01/37	265	218,652
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A,
5.80%, 11/01/31	1,000	982,960
Seabrook Village Inc. Facility, 5.25%, 11/15/26	470	397,841

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A,
5.38%, 11/15/33 (a)	$ 2,000	$ 2,239,300
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	500	509,325
Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	250,490
South Jersey Hospital, 6.00%, 7/01/12 (a)	1,500	1,679,880
Virtua Health (AGC), 5.50%, 7/01/38	400	419,328
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,110	1,137,028
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (b)	500	99,970
CAB, St. Barnabas Health, Series B,
5.69%, 7/01/36 (b)	3,600	424,584
CAB, St. Barnabas Health, Series B,
5.75%, 7/01/37 (b)	3,600	391,500
South Jersey Hospital, 5.00%, 7/01/46	500	469,625
		9,351,943
Housing — 10.2%
New Jersey State Housing & Mortgage Finance
Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	560	562,413
Series A, 4.75%, 11/01/29	370	366,244
Series AA, 6.50%, 10/01/38	420	458,959
Series AA, 6.38%, 10/01/28	990	1,095,564
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	250	233,060
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
6.75%, 12/01/38	405	458,185
5.75%, 12/01/30	180	192,901
		3,367,326
State — 26.0%
Garden State Preservation Trust, RB, CAB, Series B
(AGM), 5.24%, 11/01/27 (b)	4,000	1,770,280
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/34	295	283,055
Newark Downtown District Management Corp.,
5.13%, 6/15/37	250	206,313
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	1,000	1,126,780
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	1,000	1,088,170
New Jersey EDA, Refunding RB, School Facilities
Construction, Series AA, 5.50%, 12/15/29	500	543,175
New Jersey EDA, Special Assessment Bonds, Refunding,
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,259,337
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM),
4.84%, 12/15/32 (b)	1,250	341,350
Transportation System, Series A, 6.00%, 12/15/38	500	550,925
Transportation System, Series A (AGC),
5.63%, 12/15/28	200	223,746
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/28	200	208,812
		8,601,943
Tobacco — 1.1%
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, Series 1A, 4.50%, 6/01/23	390	369,420

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation — 17.8%
New Jersey State Turnpike Authority, RB, Series E,
5.25%, 1/01/40	$ 1,000	$ 1,040,110
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A, 5.88%, 12/15/38	460	501,681
Port Authority of New York & New Jersey, RB:
Consolidated, 125th Series (AGM), 5.00%, 4/15/32	1,500	1,534,650
Consolidated, 126th Series, AMT (NPFGC),
5.25%, 5/15/37	2,250	2,263,342
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	525	557,282
		5,897,065
Utilities — 1.1%
Cumberland County Improvement Authority, RB,
Series A, 5.00%, 1/01/30	195	192,093
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.40%, 9/01/33 (b)	650	160,485
		352,578
Total Municipal Bonds in New Jersey		41,121,159
Multi-State — 6.7%
Housing — 6.7%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (c)(d)	2,000	2,190,940
Puerto Rico — 19.2%
Housing — 2.3%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	765	770,577
State — 5.4%
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (AMBAC):
4.36%, 7/01/37 (b)	1,750	255,045
4.53%, 7/01/43 (b)	1,000	95,390
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	425	441,341
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	970	999,847
		1,791,623
Transportation — 3.3%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,000	1,074,670
Utilities — 8.2%
Puerto Rico Electric Power Authority, RB:
Series II, 5.25%, 7/01/12 (a)	1,750	1,954,435
Series WW, 5.50%, 7/01/38	750	757,440
		2,711,875
Total Municipal Bonds in Puerto Rico		6,348,745
Total Municipal Bonds – 150.4%		49,660,844

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
New Jersey — 1.9%
Transportation — 1.9%
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$ 630	$ 639,359
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.9%		639,359
Total Long-Term Investments
(Cost — $50,227,911) — 152.3%		50,300,203
Short-Term Securities	Shares
CMA New Jersey Municipal Money Fund,
0.04% (f)(g)	1,859,371	1,859,371
Total Short-Term Securities
(Cost — $1,859,371) — 5.6%		1,859,371
Total Investments (Cost — $52,087,282*) — 157.9%		52,159,574
Other Assets Less Liabilities — 0.2%		63,396
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.3)%		(420,178)
Preferred Shares, at Redemption Value — (56.8)%		(18,776,130)
Net Assets Applicable to Common Shares — 100.0%		$ 33,026,662
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 51,524,075
Gross unrealized appreciation		$ 2,378,236
Gross unrealized depreciation		(2,162,520)
Net unrealized appreciation		$ 215,716
(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	$1,208,770	$185
(g) Represents the current yield as of report date.
• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 21

Schedule of Investments (concluded) BlackRock New Jersey Municipal Bond Trust (BLJ)

•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and
	default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Trust’s own assumptions used in determining the fair value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indi-
	cation of the risk associated with investing in those securities. For information about
	the Trust’s policy regarding valuation of investments and other significant accounting
	policies, please refer to the Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of February 28, 2010 in deter-
	mining the fair valuation of the Trust’s investments:
		Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets:
	Long-Term Securities[1]	—	$50,300,203	—	$50,300,203
	Short-Term Investment	$ 1,859,371	—	—	1,859,371
	Total	$ 1,859,371	$50,300,203	—	$52,159,574
	[1] See above Schedule of Investments for values in each state or
	political subdivision.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 117.3%
Corporate — 1.9%
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	$ 750	$ 757,042
New York State Energy Research & Development
Authority, RB, Lilco Project, Series A (NPFGC),
5.15%, 3/01/16	1,000	1,003,580
		1,760,622
County/City/Special District/School District — 25.0%
Erie County Industrial Development Agency, RB, City
School District of Buffalo Project, Series A (AGM),
5.75%, 5/01/25	1,000	1,108,230
Haverstraw-Stony Point Central School District New York,
GO (AGM):
3.00%, 10/15/27	140	115,368
3.00%, 10/15/26	200	168,260
Hudson Yards Infrastructure Corp., RB, Series A (FGIC),
5.00%, 2/15/47	3,000	2,851,890
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC),
6.48%, 3/01/39 (a)	1,000	183,510
Queens Baseball Stadium, PILOT (AGC),
6.38%, 1/01/39	150	164,253
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/46	2,725	2,350,040
Yankee Stadium, PILOT (NPFGC), 4.75%, 3/01/46	1,000	902,980
New York City Transitional Finance Authority, RB,
Series S-2 (AGM), 5.00%, 1/15/37	850	867,816
New York City Transitional Finance Authority,
Refunding RB, Future Tax Secured, Series B (AMBAC),
5.00%, 5/01/30	3,265	3,331,214
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	4,675	4,561,772
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	6,000	6,217,920
		22,823,253
Education — 31.6%
Herkimer County Industrial Development Agency
New York, RB, College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	962,450
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	1,000	1,029,700
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	2,500	2,574,425
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,048,930
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	4,000	4,002,760
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/14 (b)	2,500	2,889,100
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	3,500	3,469,970
New York University, Series 2 (AMBAC),
5.00%, 7/01/41	7,000	7,028,490
Saints Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,011,610
Trust for Cultural Resources, RB, Carnegie Hall, Series A,
4.75%, 12/01/39	300	295,743
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC),
5.00%, 7/01/44	2,500	2,534,925
		28,848,103

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Health — 20.2%
New York State Dormitory Authority, MRB:
Hospital, Lutheran Medical (NPFGC),
5.00%, 8/01/31	$ 4,500	$ 4,511,970
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	5,000	5,059,100
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,297,287
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	500	515,430
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	350	353,994
New York State Dormitory Authority, Refunding RB:
Hospital, New York & Presbyterian Hospital
(AMBAC), 5.00%, 8/01/32	3,885	3,885,894
St. Luke’s Roosevelt Hospital (FHA),
4.90%, 8/15/31	750	735,345
Winthrop University Hospital Association, Series A
(AMBAC), .25%, 7/01/31	2,000	2,031,160
		18,390,180
State — 9.4%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	600	669,900
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC),
4.75%, 8/15/24	250	263,245
Mental Health Services Facilities Improvement,
Series A (AGM), 5.00%, 2/15/22	1,000	1,077,040
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	3,500	3,535,455
New York State Dormitory Authority, Refunding RB:
School District Financing Program, Series A (AGM),
5.00%, 10/01/35	1,000	1,023,810
School Districts Financing Program, Series A
(NPFGC), 5.00%, 4/01/31	2,000	2,016,360
		8,585,810
Transportation — 21.5%
Hudson Yards Infrastructure Corp., RB (AGC),
5.00%, 2/15/47	1,250	1,238,312
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	750	860,048
Metropolitan Transportation Authority, Refunding RB:
Series A (AMBAC), 5.00%, 7/01/30	4,600	4,659,616
Series A (NPFGC), 5.25%, 11/15/31	4,250	4,313,027
Transportation, Series E (NPFGC), 5.25%, 11/15/31	2,660	2,699,448
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	500	512,215
New York State Thruway Authority, Refunding RB,
Series H (AGM), 5.00%, 1/01/37	4,000	4,093,560
Niagara Falls Bridge Commission, Refunding RB, Bridge
System, Series A (AGC), 4.00%, 10/01/19	1,000	1,037,370
Port Authority of New York & New Jersey, RB,
Consolidated 116th Series, 4.13%, 9/15/32	250	235,985
		19,649,581
Utilities — 7.7%
Long Island Power Authority, RB, General, Series C
(CIFG), 5.25%, 9/01/29	1,000	1,103,610
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	2,000	2,233,960
General, Series F (NPFGC), 4.25%, 5/01/33	1,415	1,293,819
Series A (AGC), 5.75%, 4/01/39	1,690	1,867,450
New York City Municipal Water Finance Authority, RB,
Series DD (AGM), 4.50%, 6/15/39	500	491,175
		6,990,014
Total Municipal Bonds in New York		107,047,563

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 23

Schedule of Investments (continued)

BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 17.4%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A (AGM), 5.00%, 8/01/40	$ 500	$ 500,370
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.79%, 8/01/41 (a)	1,500	225,330
		725,700
Education — 4.6%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
Refunding RB, Polytechnic University Project, Series A
(ACA), 5.00%, 8/01/32	4,000	3,244,080
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	1,000	928,430
		4,172,510
State — 6.0%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	725	749,193
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,000	1,051,460
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM):
5.25%, 7/01/32	1,000	1,034,720
5.50%, 7/01/31	1,000	1,074,670
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	518,545
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	1,000	1,030,770
		5,459,358
Transportation — 2.4%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	2,000	2,241,320
Utilities — 3.6%
Puerto Rico Aqueduct & Sewer Authority, RB,
Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,250	1,233,113
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/30	2,000	2,029,960
		3,263,073
Total Municipal Bonds in Puerto Rico		15,861,961
Total Municipal Bonds — 134.7%		122,909,524
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
New York — 19.5%
County/City/Special District/School District — 1.2%
City of New York. New York, GO, SubSeries C-3 (AGC),
5.75%, 8/15/28	1,000	1,129,990
Transportation — 17.2%
Metropolitan Transportation Authority, Refunding RB,
Series A (AGM), 5.00%, 11/15/30	6,080	6,141,104
Triborough Bridge & Tunnel Authority, Refunding RB
(NPFGC), 5.00%, 11/15/32	9,404	9,555,913
		15,697,017

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
New York (concluded)
Utilities — 1.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	$ 495	$ 553,677
Series FF-2, 5.50%, 6/15/40	405	444,731
		998,408
Total Municipal Bonds Transferred to
Tender Option Bond Trusts		17,825,415
Total Long-Term Investments
(Cost — $139,370,727) — 154.2%		140,734,939
Short-Term Securities
New York — 0.1%
City of New York New York, GO, Refunding, VRDN,
Sub-Series H-3 (AGM), 0.14%, 3/01/10 (d)	50	50,000
	Shares
Money Market Fund — 0.5%
CMA New York Municipal Money Fund 0.00%, (e)(f)	491,381	491,381
Total Short-Term Securities
(Cost — $541,381) — 0.6%		541,381
Total Investments (Cost — $139,912,108*) — 154.8%		$141,276,320
Other Assets Less Liabilities — 1.1%		998,443
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.4)%		(10,420,228)
Preferred Shares, at Redemption Value — (44.5)%		(40,576,075)
Net Assets Applicable to Common Shares — 100.0%		$ 91,278,460
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 129,621,123
Gross unrealized appreciation		$ 3,247,888
Gross unrealized depreciation		(2,001,194)
Net unrealized appreciation		$ 1,246,694
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	$(2,819,693)	$75
(f) Represents the current yield as of report date.
• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded) BlackRock New York Insured Municipal Income Trust (BSE)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$140,734,939	—	$140,734,939
Short-Term Securities	$ 491,381	50,000	—	541,381
Total	$ 491,381	$140,784,939	—	$141,276,320
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 25

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 121.1%
Corporate — 15.7%
Chautauqua County Industrial Development Agency, RB,
Nrg Dunkirk Power Project, 5.88%, 4/01/42	$ 250	$ 253,498
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	101,458
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport, AMT:
7.63%, 8/01/25	750	735,450
7.75%, 8/01/31	1,000	999,910
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	1,750	1,766,432
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,195	2,197,941
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	489,955
		6,544,644
County/City/Special District/School District — 21.0%
Brooklyn Arena Local Development Corp., RB, Barclays
Center Project, 6.38%, 7/15/43	200	205,996
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	525,240
Series D, 5.38%, 6/01/32	2,040	2,084,472
Sub-Series G-1, 6.25%, 12/15/31	250	290,167
Sub-Series I-1, 5.38%, 4/01/36	450	482,233
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	700	665,441
(FGIC), 5.00%, 2/15/47	500	475,315
(NPFGC), 4.50%, 2/15/47	1,000	861,100
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.37%, 3/01/41 (a)	5,155	799,644
CAB, Yankee Stadium (AGC), 6.42%, 3/01/43 (a)	2,500	339,500
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	109,502
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	250	220,855
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	523,460
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	1,000	975,780
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	150	155,315
		8,714,020
Education — 20.1%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A:
7.00%, 5/01/25	200	100,000
7.00%, 5/01/35	130	65,000
Dutchess County Industrial Development
Agency New York, RB, Vassar College Project,
5.35%, 8/01/11 (b)	1,000	1,077,660
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	500	418,550
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 4.75%, 3/01/26	200	197,350
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	250	266,735
New York City Industrial Development Agency,
Refunding RB, Polytechnic University Project (ACA),
5.25%, 11/01/37	250	215,793

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York Liberty Development Corp., RB,
National Sports Museum Project, Series A,
6.13%, 2/15/19 (c)(d)	$ 385	$ 4
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	142,007
Iona College (Syncora), 5.13%, 7/01/32	2,500	2,505,575
Mount Sinai School of Medicine, 5.13%, 7/01/39	500	499,590
New York University, Series 1 (BHAC),
5.50%, 7/01/31	245	286,170
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	325	356,931
University of Rochester, Series A, 5.13%, 7/01/39	215	221,998
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	127,708
Teachers College, 5.50%, 3/01/39	350	364,374
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, 5.00%, 3/01/26	150	150,197
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 4.75%, 12/01/39	550	542,195
Juilliard School, Series A, 5.00%, 1/01/39	550	578,055
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	250	258,770
		8,374,662
Health — 6.4%
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	150	126,818
New York State Dormitory Authority, RB:
NYU Hospital Center, Series B, 5.63%, 7/01/37	260	254,124
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	425	438,116
New York State Association for Retarded
Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	195,552
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	450	455,134
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	500	513,585
New York State Dormitory Authority, Refunding RB,
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	250	253,215
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	200	190,050
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	260	233,431
		2,660,025
Housing — 7.2%
New York City Housing Development Corp., RB, Series A,
AMT, 5.50%, 11/01/34	2,500	2,515,575
New York State HFA, RB, Highland Avenue
Senior Apartments, Series A, AMT (SONYMA),
5.00%, 2/15/39	500	459,915
		2,975,490
State — 19.8%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	300	334,950
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	500	504,230

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
State (concluded)
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (AGM),
5.00%, 2/15/22	$ 335	$ 360,808
New York State Urban Development Corp., RB:
Personal Income Tax, State Facilities, Series A,
5.25%, 3/15/12 (b)	5,000	5,475,450
State Personal Income Tax, Series B,
5.00%, 3/15/37	1,000	1,029,900
State of New York, GO, Series A, 5.00%, 2/15/39	500	520,525
		8,225,863
Tobacco — 8.6%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	1,445	1,320,513
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	2,000	2,236,940
		3,557,453
Transportation — 10.6%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	802,711
Series A, 5.63%, 11/15/39	250	268,030
Series B, 4.50%, 11/15/37	100	94,689
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	500	471,970
Consolidated, 126th Series, AMT (NPFGC),
5.25%, 5/15/37	2,750	2,766,308
		4,403,708
Utilities — 11.7%
Long Island Power Authority, RB, General, Series C
(CIFG), 5.25%, 9/01/29	500	551,805
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	250	275,147
6.25%, 4/01/33	100	115,036
New York City Municipal Water Finance Authority, RB:
Second General Resolution (NPFGC),
4.50%, 6/15/37	250	245,738
Series A (FGIC), 5.25%, 6/15/11 (b)	2,500	2,658,600
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City Water
Project, Series D, 5.13%, 6/15/31	1,000	1,023,350
		4,869,676
Total Municipal Bonds in New York		50,325,541
Guam — 2.4%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A,
5.75%, 12/01/34	230	232,891
State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	225	239,960
Tobacco — 0.4%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	200	168,746
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	350	343,189
Total Municipal Bonds in Guam		984,786

	Par
Municipal Bonds	(000)	Value
Multi-State — 6.6%
Housing — 6.6%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (f)(g)	$ 2,500	$ 2,738,675
Puerto Rico — 18.0%
County/City/Special District/School District — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	1,000	1,046,850
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.78%, 8/01/41 (a)	1,400	210,308
		1,257,158
State — 12.0%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series A, 5.13%, 7/01/31	1,725	1,640,044
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (AMBAC):
4.36%, 7/01/37 (a)	2,000	291,480
4.99%, 7/01/44 (a)	2,000	177,220
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D:
5.25%, 7/01/12 (b)	1,980	2,177,149
5.25%, 7/01/27	720	706,291
		4,992,184
Tobacco — 1.0%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	500	434,625
Transportation — 2.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series D, 5.25%, 7/01/12 (b)	750	823,200
Total Municipal Bonds in Puerto Rico		7,507,167
Total Municipal Bonds — 148.1%		61,556,169
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New York — 7.1%
Housing — 6.0%
New York Mortgage Agency New York, RB, Series 101,
AMT, 5.40%, 4/01/32	2,477	2,487,182
Utilities — 1.1%
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	405	453,008
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 7.1%		2,940,190
Total Long-Term Investments
(Cost — $62,980,140) — 155.2%		64,496,359
Short-Term Securities	Shares
CMA New York Municipal Money Fund, 0.00% (i)(j)	480,614	480,614
Total Short-Term Securities
(Cost — $480,614) — 1.2%		480,614
Total Investments (Cost — $63,460,754*) — 156.4%		64,976,973
Other Assets Less Liabilities — 0.5%		212,783
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (3.6)%		(1,510,531)
Preferred Shares, at Redemption Value — (53.3)%		(22,126,061)
Net Assets — 100.0%		$ 41,553,164

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 27

Schedule of Investments (concluded) BlackRock New York Municipal Bond Trust (BQH)

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 61,861,019
	Gross unrealized appreciation	$ 3,135,214
	Gross unrealized depreciation		(1,528,337)
	Net unrealized appreciation	$ 1,606,877
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(i) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate	Activity	Income
	CMA New York Municipal Money Fund	$(656,726)	$101
(j) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Trust’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$64,496,359	—	$64,496,359
Short-Term Securities	$ 480,614	—	—	480,614
Total	$ 480,614	$64,496,359	—	$64,976,973
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 143.6%
Corporate — 24.0%
Chautauqua County Industrial Development Agency, RB,
Nrg Dunkirk Power Project, 5.88%, 4/01/42	$ 500	$ 506,995
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	202,916
Essex County Industrial Development Agency New York,
Refunding RB, International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	580,006
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	750	732,435
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport,
AMT 7.63%, 8/01/25	1,600	1,568,960
American Airlines Inc., JFK International Airport,
AMT 7.75%, 8/01/31	1,500	1,499,865
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	500	430,560
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	750	757,042
New York State Energy Research & Development
Authority, RB, AMT, 4.70%, 6/01/36	5,500	5,506,380
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	3,105	3,109,161
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,449,775
		17,344,095
County/City/Special District/School District — 28.7%
Brooklyn Arena Local Development Corp., RB, Barclays
Center Project, 6.38%, 7/15/43	300	308,994
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	525,240
Series B, 5.75%, 12/01/11 (a)	2,000	2,184,400
Sub-Series G-1, 6.25%, 12/15/31	250	290,168
Sub-Series I-1, 5.38%, 4/01/36	450	482,234
Hudson Yards Infrastructure Corp., RB, Series A,
5.00%, 2/15/47	2,350	2,233,980
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC),
5.77%, 3/01/35 (b)	500	119,055
Queens Baseball Stadium, PILOT (AGC),
6.38%, 1/01/39	100	109,502
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/39	500	441,710
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/46	2,050	1,767,920
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,360,996
Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,459,975
Series S-2 (NPFGC), 4.25%, 1/15/34	250	235,175
New York City Transitional Finance Authority,
Refunding RB, Future Tax Secured, Series B,
5.00%, 11/01/27	5,000	5,188,750
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,750	2,726,212
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	250	258,858
		20,693,169

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education — 24.0%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A:
7.00%, 5/01/25	$ 345	$ 172,500
7.00%, 5/01/35	220	110,000
Dutchess County Industrial Development
Agency New York, RB, Vassar College Project,
5.35%, 8/01/11 (a)	2,000	2,155,320
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	755	632,011
Geneva Industrial Development Agency New York,
RB, Hobart & William Smith Project, Series A,
5.38%, 2/01/33	3,250	3,284,482
Herkimer County Industrial Development Agency
New York, RB, College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	370,543
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 4.75%, 3/01/26	350	345,363
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	1,500	1,544,655
New York City Industrial Development Agency,
Refunding RB, Polytechnic University Project (ACA),
5.25%, 11/01/37	460	397,058
New York Liberty Development Corp., RB,
National Sports Museum Project, Series A,
6.13%, 2/15/19 (c)(d)	675	7
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	225	182,581
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	2,000	2,001,380
New School University (NPFGC), 5.00%, 7/01/31	1,425	1,431,170
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	625	686,406
University of Rochester, Series A, 5.13%, 7/01/39	250	258,138
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	255,415
Teachers College, 5.50%, 3/01/39	650	676,696
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, 5.00%, 3/01/26	275	275,360
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 4.75%, 12/01/39	925	911,874
Juilliard School, Series A, 5.00%, 1/01/39	1,050	1,103,560
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	500	517,540
		17,312,059
Health — 15.5%
Clarence Industrial Development Agency, RB, Bristol
Village Project (GNMA), 6.00%, 1/20/44	1,680	1,735,910
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	250	211,363
New York City Industrial Development Agency, RB,
Eger Harbor Project, Series A (GNMA):
4.95%, 11/20/32	980	984,773
5.88%, 5/20/44	975	1,029,073
New York State Dormitory Authority, MRB, St. Barnabas,
Series A (FHA), 5.00%, 2/01/31	1,500	1,517,730

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 29

Schedule of Investments (continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
NYU Hospital Center, Series B, 5.63%, 7/01/37	$ 530	$ 518,022
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	425	438,115
New York Hospital Medical Center-Queens (FHA),
4.75%, 2/15/37	315	284,023
New York State Association for Retarded
Children, Inc., Series A, 6.00%, 7/01/32	350	367,059
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	750	758,557
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,058,500
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	500	506,430
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	350	332,588
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	450	404,015
		11,146,158
Housing — 3.2%
New York City Housing Development Corp., RB,
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,398,203
New York State HFA, RB, Highland Avenue
Senior Apartments, Series A, AMT (SONYMA),
5.00%, 2/15/39	1,000	919,830
		2,318,033
State — 5.4%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	300	334,950
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,000	1,008,460
New York State Urban Development Corp., RB, State
Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	2,051,060
State of New York, GO, Series A, 5.00%, 2/15/39	500	520,525
		3,914,995
Tobacco — 9.8%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	2,535	2,316,610
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (a)	4,250	4,753,497
		7,070,107
Transportation — 19.8%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	860,048
Series B, 4.50%, 11/15/37	500	473,445
Metropolitan Transportation Authority, Refunding RB,
Series A:
5.13%, 1/01/29	3,000	3,053,190
5.00%, 11/15/30	5,000	5,052,800
(NPFGC), 5.25%, 11/15/31	1,250	1,268,537
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	2,000	1,887,880
Consolidated, 161st Series, 4.50%, 10/15/37	500	491,430
Special Project, JFK International Air Terminal,
Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,062,730
Triborough Bridge & Tunnel Authority, RB, General
Purpose, Series A, 5.00%, 1/01/32	150	151,677
		14,301,737

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 13.2%
Long Island Power Authority, RB:
CAB (AGM), 5.21%, 6/01/28 (b)	$ 3,515	$ 1,595,986
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,103,610
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	500	550,295
6.25%, 4/01/33	150	172,554
New York City Municipal Water Finance Authority, RB,
Second General Resolution (NPFGC), 4.50%, 6/15/37	500	491,475
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 5.13%, 6/15/34	4,000	4,060,840
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City Water
Project, Series A, 5.00%, 6/15/37	1,500	1,576,845
		9,551,605
Total Municipal Bonds in New York		103,651,958
Guam — 2.3%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A,
5.75%, 12/01/34	455	460,719
State — 0.7%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	485	517,248
Tobacco — 0.4%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	316,399
Utilities — 0.6%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	400	392,216
Total Municipal Bonds in Guam		1,686,582
Multi-State — 5.8%
Housing — 5.8%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	500	521,535
6.00%, 5/15/15	1,500	1,558,980
6.00%, 5/15/19	1,000	1,043,180
6.30%, 5/15/19	1,000	1,047,740
Total Municipal Bonds in Multi-State		4,171,435
Puerto Rico — 6.9%
County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.79%, 8/01/41 (b)	1,500	225,330
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,000	1,007,290
State — 0.9%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	340	349,017
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (AMBAC), 5.14%, 8/01/54 (b)	5,000	283,600
		632,617

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	$ 500	$ 434,625
Transportation — 3.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series D, 5.38%, 7/01/12 (a)	2,000	2,200,980
Utilities — 0.7%
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/29	500	508,505
Total Municipal Bonds in Puerto Rico		5,009,347
Total Municipal Bonds — 158.6%		114,519,322
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New York — 0.4%
Utilities — 0.4%
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	240	268,449
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 0.4%		268,449
Total Long-Term Investments
(Cost — $113,123,253) — 159.0%		114,787,771
Short-Term Securities	Shares
CMA New York Municipal Money Fund, 0.00% (i)(j)	1,729,595	1,729,595
Total Short-Term Securities
(Cost — $1,729,595) — 2.4%		1,729,595
Total Investments (Cost — $114,852,848*) — 161.4%		116,517,366
Other Assets Less Liabilities — 0.4%		297,535
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (0.2)%		(160,013)
Preferred Shares, at Redemption Value — (61.6)%		(44,476,560)
Net Assets Applicable to Common Shares — 100.0%		$ 72,178,328
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 114,537,152
Gross unrealized appreciation		$ 4,059,600
Gross unrealized depreciation		(2,239,326)
Net unrealized appreciation		$ 1,820,274
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of the report date.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(i) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
	Affiliate		Activity		Income
	CMA New York Municipal Money Fund		$973,518		$69
(j) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Trust’s investments:
Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
	Long-Term Investments[1]	— $114,787,771		— $114,787,771
	Short-Term Securities	$ 1,729,595	—	—	1,729,595
	Total	$ 1,729,595 $114,787,771		—	$116,517,366
	[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 31

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 118.9%
Corporate — 13.7%
Chesterfield County EDA, RB, Virginia Electric Power Co.
Project, Series A, AMT, 5.60%, 11/01/31	$ 500	$ 487,100
Isle Wight County IDA Virginia, RB, Series A, AMT,
5.70%, 11/01/27	1,300	1,224,002
King George County IDA Virginia, RB, Waste Management
Inc. Project, Series A, AMT, 6.00%, 6/01/23	500	502,840
Louisa IDA, Refunding RB, Virginia Electric & Power Co.
Project, Series A, 5.38%, 11/01/35	1,000	1,098,010
		3,311,952
County/City/Special District/School District — 18.2%
Celebrate North Community Development Authority,
Special Assessment Bonds, Celebrate Virginia North
Project, Series B, 6.75%, 3/01/34	1,471	1,155,927
County of Prince William Virginia, RB, 5.00%, 12/01/21	500	531,400
Dulles Town Center Community Development Authority,
Special Assessment Bonds, Dulles Town Center
Project, 6.25%, 3/01/26	935	880,078
Fairfax County Redevelopment & Housing Authority, RB,
5.00%, 10/01/39	1,500	1,585,425
White Oak Village Shops Community Development
Authority, Special Assessment Bonds, 5.30%, 3/01/17	234	228,515
		4,381,345
Education — 7.4%
Virginia College Building Authority, Refunding RB,
Washington & Lee University Project (NPFGC):
5.25%, 1/01/26	500	594,930
5.25%, 1/01/31	1,000	1,176,680
		1,771,610
Health — 23.4%
Danville IDA Virginia, Refunding RB, Danville Regional
Medical Center (AMBAC), 5.25%, 10/01/28 (a)	1,000	1,163,530
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.00%, 10/01/27	1,000	969,230
Henrico County EDA, Refunding RB, Bon Secours
Health, Series A:
5.60%, 11/15/12 (b)	60	67,627
5.60%, 11/15/30	1,440	1,455,754
Peninsula Ports Authority, Refunding RB, Virginia
Baptist Homes, Series C, 5.40%, 12/01/33	500	303,790
Virginia Small Business Financing Authority,
Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,007,870
Winchester IDA Virginia, RB, Valley Health System
Obligation, Series E, 5.63%, 1/01/44	650	660,127
		5,627,928
Housing — 16.9%
Virginia HDA, RB:
Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,052,620
Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	3,000	3,024,390
		4,077,010
State — 8.4%
Virginia College Building Authority, RB, Public
Higher Education Financing Program, Series A,
5.00%, 9/01/33	1,000	1,059,700
Virginia Public School Authority, RB, School Financing:
1997 Resolution, Series B, 5.25%, 8/01/33	500	539,880
6.50%, 12/01/35	360	413,608
		2,013,188

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Transportation — 14.1%
City of Norfolk Virginia, Refunding RB, Series B
(AMBAC), 5.50%, 2/01/31	$ 550	$ 536,629
Norfolk Airport Authority Virginia, RB, Series A (NPFGC),
5.13%, 7/01/31	1,500	1,506,585
Richmond Metropolitan Authority Virginia, Refunding RB
(NPFGC), 5.25%, 7/15/22	1,250	1,350,300
		3,393,514
Utilities — 16.8%
Fairfax County Water Authority, Refunding RB,
5.00%, 4/01/27	1,205	1,248,621
Virginia Resources Authority, RB, Infrastructure
Revenues, 5.13%, 5/01/27	635	651,338
Virginia Resources Authority, RB, Senior, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/33	2,000	2,142,320
		4,042,279
Total Municipal Bonds in Virginia		28,618,826
District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports Authority, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	294,628
First Senior Lien, Series A, 5.25%, 10/01/44	460	473,966
Series B, 5.00%, 10/01/29	1,000	1,052,920
Total Municipal Bonds in District of Columbia		1,821,514
Guam — 0.8%
County/City/Special District/School District — 0.8%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	200	202,454
Total Municipal Bonds in Guam		202,454
Multi-State — 6.8%
Housing — 6.8%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (c)(d)	1,500	1,643,205
Total Municipal Bonds in Multi-State		1,643,205
Puerto Rico — 4.8%
Tobacco — 4.8%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.38%, 5/15/33	1,205	1,162,777
Total Municipal Bonds in Puerto Rico		1,162,777
U.S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	100	89,648
Total Municipal Bonds in U.S. Virgin Islands		89,648
Total Municipal Bonds — 139.3%		33,538,424

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded)

BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
Virginia — 13.1%
Education — 8.8%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	$ 2,000	$ 2,104,900
Health — 4.3%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	999	1,044,051
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 13.1%		3,148,951
Total Long-Term Investments
(Cost — $35,390,899) — 152.4%		36,687,375
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	97,494	97,494
Total Short-Term Securities
(Cost — $97,494) — 0.4%		97,494
Total Investments (Cost — $35,488,393*) — 152.8%		36,784,869
Other Assets Less Liabilities — 1.9%		459,190
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (6.2)%		(1,500,090)
Preferred Shares, at Redemption Value — (48.5)%		(11,675,309)
Net Assets Applicable to Common Shares — 100.0%		$ 24,068,660
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 33,881,284
Gross unrealized appreciation		$ 1,957,184
Gross unrealized depreciation		(552,890)
Net unrealized appreciation		$ 1,404,294
(a) Security is collateralized by Municipal or US Treasury obligations.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax Exempt Fund	$97,494	$16
(g) Represents the current yield as of report date.
• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
	default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Trust’s own assumptions used in determining the fair value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indi-
	cation of the risk associated with investing in those securities. For information about
	the Trust’s policy regarding valuation of investments and other significant accounting
	policies, please refer to Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of February 28, 2010 in deter-
	mining the fair valuation of the Trust’s investments:
Investments in Securities

	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets:
	Long-Term Investments[1]	—	$36,687,375	—	$36,687,375
	Short-Term Securities	$ 97,494	—	—	97,494
	Total	$ 97,494	$36,687,375	—	$36,784,869
	[1]	See above Schedule of Investments for values in each state or
	political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 33

Schedule of Investments February 28, 2010 (Unaudited)

The Massachusetts Health & Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 144.2%
Corporate — 4.7%
Massachusetts Development Finance Agency,
RB, Ogden Haverhill Project, Series A, AMT,
6.70%, 12/01/14	$ 410	$ 414,170
Massachusetts Health & Educational Facilities
Authority, RB, Cape Cod Healthcare Obligor (AGC),
5.00%, 11/15/31	1,000	985,590
		1,399,760
Education — 87.4%
Massachusetts Development Finance Agency, ERB,
Belmont Hill School, 5.00%, 9/01/11 (a)	1,100	1,184,359
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC),
5.00%, 10/01/39	1,000	986,260
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	868,075
College of Pharmacy & Allied Health, Series D
(AGC), 5.00%, 7/01/27	500	521,875
Educational Facilities, Academy of the Pacific Rim,
Series A (ACA), 5.13%, 6/01/31	1,000	740,890
Smith College, 5.00%, 7/01/35	2,000	2,027,960
WGBH Educational Foundation, Series A (AMBAC),
5.75%, 1/01/42	1,100	1,166,847
Wheeler School Issue, 6.50%, 12/01/29	540	542,484
Massachusetts Development Finance Agency,
Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,544,475
Clark University (Syncora), 5.13%, 10/01/35	500	505,180
Western New England, Series A (AGC),
5.00%, 9/01/33	250	250,952
Wheelock College, Series C, 5.25%, 10/01/37	1,000	898,160
Williston Northampton School Project (Syncora),
5.00%, 10/01/25	500	492,525
Worcester Polytechnic Institute,(NPFGC),
5.00%, 9/01/27	1,985	2,070,812
Massachusetts Health & Educational Facilities
Authority, RB:
Harvard University, Series B, 5.00%, 10/01/38	400	421,680
Harvard University, Series FF, 5.13%, 7/15/37	850	867,884
Northeastern University, Series R, 5.00%, 10/01/33	225	227,183
Simmons College, Series F (FGIC),
5.00%, 10/01/13 (a)	1,000	1,140,210
Springfield College, 5.63%, 10/15/40	500	495,990
Tufts University, 5.38%, 8/15/38	1,000	1,077,830
University of Massachusetts, Series C (NPFGC),
5.13%, 10/01/34	230	231,794
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Berklee College of Music, Series A,
5.00%, 10/01/37	1,000	1,003,090
Boston College, Series N, 5.13%, 6/01/37	1,000	1,016,880
Harvard University, Series A, 5.50%, 11/15/36	100	111,489
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,191,710
Wellesley College, 5.00%, 7/01/33	1,500	1,544,115
Massachusetts Health & Educational Facilities Authority,
Wheaton College, Series D, 6.00%, 1/01/18	950	945,810
Massachusetts State College Building Authority, RB,
Series A (AMBAC), 5.00%, 5/01/31	1,000	1,018,010
Massachusetts State College Building Authority,
Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	913,407
		26,007,936

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Health — 44.2%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A,
6.75%, 7/01/21	$ 855	$ 866,867
First Mortgage, Overlook Communities, Series A,
6.13%, 7/01/24	850	750,431
Seven Hills Foundation & Affiliates (Radian),
5.00%, 9/01/35	500	399,310
Massachusetts Development Finance Agency,
Refunding RB, First Mortgage, Brookhaven, Series A
(Radian), 5.00%, 3/01/35	1,250	1,039,875
Massachusetts Health & Educational Facilities
Authority, RB:
Baystate Medical Center, Series F, 5.75%, 7/01/33	1,000	1,010,610
Berkshire Health System, Series E,
6.25%, 10/01/31	350	353,556
Berkshire Health System, Series F (AGC),
5.00%, 10/01/19	1,000	1,037,120
Children’s Hospital, Series M, 5.25%, 12/01/39	600	617,034
Children’s Hospital, Series M, 5.50%, 12/01/39	500	525,795
Lahey Clinic Medical Center, Series D,
5.25%, 8/15/37	1,000	949,850
Milford-Whitinsville Hospital, Series D,
6.35%, 7/15/12 (a)	750	853,823
Southcoast Health Obligation, Series D,
5.00%, 7/01/39	500	479,195
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	473,520
Christopher House, Series A, 6.88%, 1/01/29	470	455,256
Healthcare System, Covenant, 6.00%, 1/01/12 (a)	255	282,729
Healthcare System, Covenant, 6.00%, 7/01/22	630	651,086
Healthcare System, Covenant, 6.00%, 7/01/31	315	320,887
Partners Healthcare System, Series B,
5.25%, 7/01/29	1,000	1,008,990
Valley Regional Health System, Series C (AMBAC),
5.75%, 7/01/18	395	391,872
Massachusetts Industrial Finance Agency, RB, Age
Institute of Massachusetts Project, 8.05%, 11/01/25	675	675,574
		13,143,380
Housing — 4.8%
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	990	1,000,781
Massachusetts HFA, Refunding RB, Series 132, AMT,
5.38%, 12/01/27	400	410,972
		1,411,753
State — 3.1%
Massachusetts Development Finance Agency, ERB,
Middlesex School Project, 5.00%, 9/01/33	400	402,684
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	500	524,570
		927,254
Total Municipal Bonds in Massachusetts		42,890,083

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded)

The Massachusetts Health & Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 10.7%
State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.00%, 7/01/31	$ 575	$ 578,312
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	1,000	1,030,770
		1,609,082
Utilities — 5.3%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	1,009,920
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (BHAC), 5.25%, 7/01/25	500	561,340
		1,571,260
Total Municipal Bonds in Puerto Rico		3,180,342
Total Municipal Bonds — 154.9%		46,070,425
Municipal Bonds Transferred to
Tender Option Bond Trusts (b)
Massachusetts — 7.0%
State — 7.0%
Massachusetts School Building Authority, RB, Series A
(AGM), 5.00%, 8/15/30	2,010	2,092,406
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 7.0%		2,092,406
Total Long-Term Investments
(Cost — $47,903,872) — 161.9%		48,162,831
Short-Term Securities
Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority,
Refunding RB, VRDN, Partners Healthcare System,
Series D-1, 0.10%, 3/01/10	300	300,000
	Shares
Money Market Fund — 2.7%
CMA Massachusetts Municipal Money Fund,
0.00% (d)(e)	804,141	804,141
Total Short-Term Securities
(Cost — $1,104,141) — 3.7%		1,104,141
Total Investments (Cost — $49,008,013*) — 165.6%		49,266,972
Other Assets Less Liabilities — 1.1%		316,618
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.5)%		(1,339,728)
Preferred Shares, at Redemption Value — (62.2)%		(18,500,768)
Net Assets Applicable to Common Shares — 100.0%		$ 29,743,094
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 47,645,487
Gross unrealized appreciation		$ 1,353,306
Gross unrealized depreciation		(1,071,416)
Net unrealized appreciation		$ 281,890

(a) US government securities, held in escrow, are used to pay interest on this security as
	well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for
	which the Trust acquired residual interest certificates. These securities serve as col-
	lateral in a financing transaction. See Note 1 of the Notes to Financial Statements
	for details of municipal bonds transferred to tender option bond trusts.
(c) Security may have a maturity of more than one year at time of issuance, but has
	variable rate and demand features that qualify it as a short-term security. The rate
	shown is as of report date and maturity shown is the date the principal owed can
	be recovered through demand.
(d) Investments in companies considered to be an affiliate of the Trust, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
			Net
	Affiliate		Activity		Income
	CMA Massachusetts Municipal Money Fund		$804,141		—
(e) Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust’s sector classifications refer to any one
	or more of the sector sub-classifications used by one or more widely recognized
	market indexes or ratings group indexes and/or as defined by Trust management.
	This definition may not apply for purposes of this report, which may combine sector
	sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of
	investments, which are as follows:
	•	Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for
	similar assets or liabilities in markets that are active, quoted prices for identical
	or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest
	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
	default rates) or other market-corroborated inputs)
	•	Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Trust’s own assumptions used in determining the fair value of investments)
	The inputs or methodologies used for valuing securities are not necessarily an indi-
	cation of the risk associated with investing in those securities. For information about
	the Trust’s policy regarding valuation of investments and other significant accounting
	policies, please refer to Note 1 of the Notes to Financial Statements.
	The following table summarizes the inputs used as of February 28, 2010 in deter-
	mining the fair valuation of the Trust’s investments:
		Investments in Securities
	Valuation Inputs	Level 1	Level 2	Level 3	Total
	Assets:
	Long-Term Investments[1]	—	$48,162,831	—	$48,162,831
	Short-Term Securities	$ 804,141	300,000	—	1,104,141
	Total	$ 804,141	$48,462,831	—	$49,266,972
	[1] See above Schedule of Investments for values in each state or
	political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 35

Statements of Assets and Liabilities
	BlackRock	BlackRock
	Maryland	MuniHoldings
	Municipal	New York
	Bond Trust	Insured Fund, Inc.
February 28, 2010 (Unaudited)	(BZM)	(MHN)
Assets
Investments at value — unaffiliated[1]	$ 46,690,808	$ 743,912,212
Investments at value — affiliated[2]	503,095	5,312,463
Investments sold receivable	—	—
Interest receivable	552,342	8,806,871
Income receivable — affiliated	32	1,244
Prepaid expenses	9,604	42,948
Other assets	6,742	60,889
Total assets	47,762,623	758,136,627
Accrued Liabilities
Bank overdraft	—	193
Income dividends payable — Common Shares	139,442	2,109,467
Investment advisory fees payable	18,188	267,347
Officer’s and Trustees’ fees payable	7,882	63,081
Interest expense and fees payable	448	66,691
Investments purchased payable	—	—
Other affiliates payable	365	5,895
Other accrued expenses payable	50,366	66,335
Total accrued liabilities	216,691	2,579,009
Other Liabilities
Trust certificates[3]	1,500,000	71,712,600
Total Liabilities	1,716,691	74,291,609
Preferred Shares at Redemption Value
Preferred shares at liquidation preference, plus unpaid dividends[4,5,6]	16,000,424	243,637,727
Net Assets Applicable to Common Shareholders	$ 30,045,508	$ 440,207,291
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[7,8,9]	$ 29,089,532	$ 456,812,829
Undistributed net investment income	500,958	8,861,163
Accumulated net realized gain (loss)	(107,562)	(30,313,829)
Net unrealized appreciation/depreciation	562,580	4,847,128
Net Assets Applicable to Common Shareholders	$ 30,045,508	$ 440,207,291
Net asset value per Common Share	$ 14.63	$ 14.29
[1] Investments at cost — unaffiliated	$ 46,128,228	$ 739,065,084
[2] Investments at cost — affiliated	$ 503,095	$ 5,312,463
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.001 per share	640	—
Par value $0.01 per share	—	—
Par value $0.10 per share	—	9,745
[5] Preferred Shares at liquidation preference	$ 25,000	$ 25,000
[6] Preferred Shares authorized	unlimited	12,520
[7] Par value per Common Share	$ 0.001	$ 0.10
[8] Common Shares outstanding	2,053,646	30,795,138
[9] Common Shares authorized	unlimited	200 million

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	The
New Jersey	New York Insured	New York	New York	Virginia	Massachusetts
Municipal	Municipal	Municipal	Municipal	Municipal	Health & Education
Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust	Tax-Exempt Trust
(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)	(MHE)
$ 50,300,203	$ 140,784,939	$ 64,496,359	$ 114,787,771	$ 36,687,375	$ 48,462,831
1,859,371	491,381	480,614	1,729,595	97,494	804,141
—	—	—	—	62,000	—
629,427	1,516,148	845,373	1,385,976	567,569	619,938
25	43	26	34	38	—
8,207	13,249	8,839	6,271	9,071	1,805
6,158	4,574	6,419	7,043	4,121	—
52,803,391	142,810,334	65,837,630	117,916,690	37,427,668	49,888,715
476	860	—	—	—	—
174,637	424,304	215,939	395,786	125,283	151,192
19,603	54,320	24,943	44,441	14,251	18,945
7,295	5,833	7,590	8,319	5,124	88
395	11,726	1,454	73	799	133
329,391	—	345,122	616,422	—	103,229
417	459	205	367	300	400
48,602	49,794	54,075	36,454	38,651	31,271
580,816	547,296	649,328	1,101,862	184,408	305,258
419,783	10,408,503	1,509,077	159,940	1,499,291	1,339,595
1,000,599	10,955,799	2,158,405	1,261,802	1,683,699	1,644,853
18,776,130	40,576,075	22,126,061	44,476,560	11,675,309	18,500,768
$ 33,026,662	$ 91,278,460	$ 41,553,164	$ 72,178,328	$ 24,068,660	$ 29,743,094
$ 32,787,356	$ 91,891,494	$ 39,306,191	$ 70,152,775	$ 22,258,162	$ 29,683,932
514,115	1,413,850	680,697	1,327,480	444,355	518,964
(347,101)	(3,391,096)	50,057	(966,445)	69,667	(718,761)
72,292	1,364,212	1,516,219	1,664,518	1,296,476	258,959
$ 33,026,662	$ 91,278,460	$ 41,553,164	$ 72,178,328	$ 24,068,660	$ 29,743,094
$ 14.28	$ 14.09	$ 15.01	$ 14.59	$ 15.37	$ 12.69
$ 50,227,911	$ 139,420,727	$ 62,980,140	$ 113,123,253	$ 35,390,899	$ 48,203,872
$ 1,859,371	$ 491,381	$ 480,614	$ 1,729,595	$ 97,494	$ 804,141
751	1,623	885	1,779	467	—
—	—	—	—	—	370
—	—	—	—	—	—
$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000
unlimited	unlimited	unlimited	unlimited	unlimited	unlimited
$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.01
2,313,082	6,477,918	2,768,452	4,947,329	1,566,035	2,344,067
unlimited	unlimited	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 37

Statements of Operations
	BlackRock	BlackRock
	Maryland	MuniHoldings
	Municipal	New York
	Bond Trust	Insured Fund, Inc.
Six Months Ended February 28, 2010 (Unaudited)	(BZM)	(MHN)
Investment Income
Interest	$ 1,234,182	$ 18,733,676
Income — affiliated	765	3,663
Total income	1,234,947	18,737,339
Expenses
Investment advisory	152,050	2,037,397
Professional	21,093	32,714
Commissions for Preferred Shares	9,672	178,458
Accounting services	9,198	102,982
Transfer agent	9,092	30,962
Printing	5,711	50,559
Custodian	2,492	16,472
Officer and Trustees	2,337	29,839
Registration	403	5,116
Miscellaneous	16,821	60,115
Total expenses excluding interest expense and fees	228,869	2,544,614
Interest expense and fees[1]	3,873	265,654
Total expenses	232,742	2,810,268
Less fees waived by advisor	(35,348)	(311,367)
Less fees paid indirectly	—	—
Total expenses after fees waived and paid indirectly	197,394	2,498,901
Net investment income	1,037,553	16,238,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	302,291	262,791
Financial futures contracts	17,063	(17,461)
	319,354	245,330
Net change in unrealized appreciation/depreciation on investments	1,197,305	13,881,045
Total realized and unrealized gain	1,516,659	14,126,375
Dividends and Distributions to Preferred Shareholders From
Net investment income	(31,519)	(483,425)
Net realized gain	—	—
Total dividends and distributions to Preferred Shareholders	(31,519)	(483,425)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$ 2,522,693	$ 29,881,388
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	The
New Jersey	New York Insured	New York	New York	Virginia	Massachusetts
Municipal	Municipal	Municipal	Municipal	Municipal	Health & Education
Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust	Tax-Exempt Trust
(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)	(MHE)
$ 1,411,734	$ 3,437,052	$ 1,728,847	$ 2,999,148	$ 959,838	$ 1,228,423
476	357	404	453	253	—
1,412,210	3,437,409	1,729,251	2,999,601	960,091	1,228,423
166,704	386,729	209,734	317,535	120,096	122,529
20,793	21,784	22,081	21,555	16,436	19,156
13,285	26,899	14,755	30,841	7,838	13,327
8,960	13,903	9,221	9,548	2,239	8,910
9,363	9,304	9,295	10,053	9,436	15,411
6,187	15,371	7,837	13,510	4,656	4,408
2,502	5,234	3,285	4,930	2,036	2,883
2,426	5,466	3,065	5,031	1,869	1,649
451	4,442	4,481	965	309	444
18,688	22,368	19,937	22,469	16,006	13,397
249,359	511,500	303,691	436,437	180,921	202,114
1,661	43,616	4,361	613	5,156	4,134
251,020	555,116	308,052	437,050	186,077	206,248
(40,167)	(47,920)	(49,498)	(30,581)	(27,720)	(42)
—	—	—	—	—	(788)
210,853	507,196	258,554	406,469	158,357	205,418
1,201,357	2,930,213	1,470,697	2,593,132	801,734	1,023,005
27,733	(9,881)	233,062	191,511	201,938	176,718
1,991	(3,825)	(1,487)	(4,194)	14,557	1,991
29,724	(13,706)	231,575	187,317	216,495	178,709
1,611,473	2,846,351	1,150,544	2,471,063	669,478	979,201
1,641,197	2,832,645	1,382,119	2,658,380	885,973	1,157,910
(37,985)	(79,929)	(33,546)	(88,421)	(13,791)	(40,292)
—	—	(19,827)	—	(15,111)	—
(37,985)	(79,929)	(53,373)	(88,421)	(28,902)	(40,292)
$ 2,804,569	$ 5,682,929	$ 2,799,443	$ 5,163,091	$ 1,658,805	$ 2,140,623

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 39

Statements of Changes in Net Assets
	BlackRock Maryland Municipal		BlackRock MuniHoldings New York
	Bond Trust (BZM)		Insured Fund, Inc. (MHN)
	Six Months		Six Months
	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended
	2010	August 31,	2010	August 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 1,037,553	$ 1,968,397	$ 16,238,438	$ 29,052,201
Net realized gain (loss)	319,354	(403,175)	245,330	(2,720,308)
Net change in unrealized appreciation/depreciation	1,197,305	(968,568)	13,881,045	(6,828,468)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(31,519)	(267,792)	(483,425)	(4,263,541)
Net realized gain	—	(2,362)	—	—
Net increase in net assets applicable to Common Shareholders resulting
from operations	2,522,693	326,500	29,881,388	15,239,884
Dividends and Distributions to Common Shareholders From
Net investment income	(836,221)	(1,621,017)	(12,656,802)	(20,804,641)
Net realized gain	—	(6,564)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(836,221)	(1,627,581)	(12,656,802)	(20,804,641)
Capital Share Transactions
Reinvestment of common dividends	49,174	122,854	—	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	1,735,646	(1,178,227)	17,224,586	(5,564,757)
Beginning of period	28,309,862	29,488,089	422,982,705	428,547,462
End of period	$ 30,045,508	$ 28,309,862	$440,207,291	$422,982,705
Undistributed net investment income	$ 500,958	$ 331,145	$ 8,861,163	$ 5,762,952

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

BlackRock New Jersey		BlackRock New York Insured		BlackRock New York		BlackRock New York
Municipal Bond Trust (BLJ)		Municipal Income Trust (BSE)		Municipal Bond Trust (BQH)		Municipal Income Trust II (BFY)
Six Months		Six Months		Six Months		Six Months
Ended	Year	Ended	Year	Ended	Year	Ended	Year
February 28,	Ended	February 28,	Ended	February 28,	Ended	February 28,	Ended
2010	August 31,	2010	August 31,	2010	August 31,	2010	August 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
$ 1,201,357	$ 2,409,259	$ 2,930,213	$ 5,705,372	$ 1,470,697	$ 2,981,458	$ 2,593,132	$ 5,217,311
29,724	(102,603)	(13,706)	(2,546,471)	231,575	164,258	187,317	(95,748)
1,611,473	(1,440,583)	2,846,351	(34,905)	1,150,544	(841,495)	2,471,063	(1,684,868)
(37,985)	(322,491)	(79,929)	(700,402)	(33,546)	(371,954)	(88,421)	(757,706)
—	—	—	—	(19,827)	(3,799)	—	—
2,804,569	543,582	5,682,929	2,423,594	2,799,443	1,928,468	5,163,091	2,678,989
(1,070,298)	(1,984,969)	(2,545,822)	(4,652,443)	(1,296,022)	(2,335,251)	(2,373,718)	(3,927,976)
—	—	—	—	(257,521)	(10,873)	—	—
(1,070,298)	(1,984,969)	(2,545,822)	(4,652,443)	(1,553,543)	(2,346,124)	(2,373,718)	(3,927,976)
52,925	97,042	—	39,052	103,059	18,922	73,682	20,276
1,787,196	(1,344,345)	3,137,107	(2,189,797)	1,348,959	(398,734)	2,863,055	(1,228,711)
31,239,466	32,583,811	88,141,353	90,331,150	40,204,205	40,602,939	69,315,273	70,543,984
$ 33,026,662	$ 31,239,466	$ 91,278,460	$ 88,141,353	$ 41,553,164	$ 40,204,205	$ 72,178,328	$ 69,315,273
$ 514,115	$ 421,041	$ 1,413,850	$ 1,109,388	$ 680,697	$ 539,568	$ 1,327,480	$ 1,196,487

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 41

Statements of Changes in Net Assets (concluded)
	BlackRock Virginia		The Massachusetts Health &
	Municipal Bond Trust (BHV)		Education Tax-Exempt Trust (MHE)
	Six Months		Six Months
	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended
	2010	August 31,	2010	August 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 801,734	$ 1,582,866	$ 1,023,005	$ 1,937,630
Net realized gain (loss)	216,495	300,733	178,709	(594,998)
Net change in unrealized appreciation/depreciation	669,478	3,780	979,201	(398,553)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(13,791)	(153,097)	(40,292)	(315,726)
Net realized gain	(15,111)	(84,115)	—	—
Net increase in net assets applicable to Common Shareholders resulting
from operations	1,658,805	1,650,167	2,140,623	628,353
Dividends and Distributions to Common Shareholders From
Net investment income	(751,450)	(1,388,620)	(972,569)	(1,469,268)
Net realized gain	(415,819)	(247,310)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,167,269)	(1,635,930)	(972,569)	(1,469,268)
Capital Share Transactions
Reinvestment of common dividends	94,027	121,937	—	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	585,563	136,174	1,168,054	(840,915)
Beginning of period	23,483,097	23,346,923	28,575,040	29,415,955
End of period	$ 24,068,660	$ 23,483,097	$ 29,743,094	$ 28,575,040
Undistributed net investment income	$ 444,355	$ 407,862	$ 518,964	$ 508,820

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights			BlackRock Maryland Municipal Bond Trust (BZM)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.81	$ 14.45	$ 14.91	$ 15.98	$ 16.11	$ 15.24
Net investment income	0.51[1]	0.96[1]	1.07[1]	1.08	1.07	1.07
Net realized and unrealized gain (loss)	0.74	(0.68)	(0.36)	(0.99)	(0.08)	0.83
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.13)	(0.28)	(0.31)	(0.26)	(0.17)
Net realized gain	—	(0.00)[2]	(0.01)	(0.00)[2]	—	—
Net increase (decrease) from investment operations	1.23	0.15	0.42	(0.22)	0.73	1.73
Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.79)	(0.87)	(0.85)	(0.86)	(0.86)
Net realized gain	—	(0.00)[2]	(0.01)	(0.00)[2]	—	—
Total dividends and distributions to Common Shareholders	(0.41)	(0.79)	(0.88)	(0.85)	(0.86)	(0.86)
Net asset value, end of period	$ 14.63	$ 13.81	$ 14.45	$ 14.91	$ 15.98	$ 16.11
Market price, end of period	$ 14.64	$ 15.35	$ 15.75	$ 17.43	$ 17.45	$ 15.96
Total Investment Return[3]
Based on net asset value	8.90%[4]	1.52%	2.60%	(1.85)%	4.57%	11.73%
Based on market price	(1.96)%[4]	3.53%	(4.33)%	5.08%	15.26%	12.53%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.58%[7]	1.83%	1.70%	1.54%	1.64%	1.60%
Total expenses after fees waived and before fees paid indirectly[5]	1.34%[7]	1.50%	1.32%	1.10%	1.17%	1.13%
Total expenses after fees waived and paid indirectly[5]	1.34%[7]	1.50%	1.32%	1.07%	1.11%	1.11%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,6]	1.32%[7]	1.39%	1.28%	1.07%	1.11%	1.11%
Net investment income[5]	7.05%[7]	7.62%	7.19%	6.87%	6.76%	6.82%
Dividends paid to Preferred Shareholders	0.21%[7]	1.04%	1.89%	1.94%	1.66%	1.05%
Net investment income to Common Shareholders	6.84%[7]	6.58%	5.30%	4.93%	5.10%	5.77%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 30,046	$ 28,310	$ 29,488	$ 30,302	$ 32,354	$ 32,492
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 16,000	$ 16,000	$ 16,000	$ 18,000	$ 18,000	$ 18,000
Portfolio turnover	9%	9%	15%	7%	—	4%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 71,947	$ 69,235	$ 71,083	$ 67,089	$ 69,950	$ 70,138
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 43

Financial Highlights		BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.74	$ 13.92	$ 14.40	$ 14.96	$ 15.54	$ 15.41
Net investment income[1]	0.53	0.94	0.98	1.00	1.03	1.04
Net realized and unrealized gain (loss)	0.45	(0.30)	(0.48)	(0.52)	(0.48)	0.21
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.14)	(0.32)	(0.34)	(0.29)	(0.17)
Net increase from investment operations	0.96	0.50	0.18	0.14	0.26	1.08
Dividends to Common Shareholders from net investment income	(0.41)	(0.68)	(0.66)	(0.70)	(0.84)	(0.95)
Net asset value, end of period	$ 14.29	$ 13.74	$ 13.92	$ 14.40	$ 14.96	$ 15.54
Market price, end of period	$ 13.73	$ 12.89	$ 12.12	$ 13.53	$ 14.62	$ 15.28
Total Investment Return[2]
Based on net asset value	7.20%[3]	5.19%	1.74%	1.12%	1.98%	7.63%
Based on market price	9.79%[3]	13.34%	(5.72)%	(2.78)%	1.36%	15.66%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.30%[6]	1.55%	1.65%	1.79%	1.73%	1.59%
Total expenses after fees waived[4]	1.15%[6]	1.35%	1.52%	1.71%	1.65%	1.52%
Total expenses after fees waived and excluding interest expense and fees[4,5]	1.03%[6]	1.05%	1.15%	1.15%	1.15%	1.14%
Net investment income[4]	7.49%[6]	7.45%	6.90%	6.65%	6.94%	6.71%
Dividends paid to Preferred Shareholders	0.22%[6]	1.09%	2.24%	2.29%	1.93%	1.09%
Net investment income to Common Shareholders	7.27%[6]	6.36%	4.66%	4.36%	5.01%	5.62%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 440,207	$ 422,983	$ 428,547	$ 443,296	$ 460,638	$ 478,413
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 243,625	$ 243,625	$ 252,875	$ 313,000	$ 313,000	$ 313,000
Portfolio turnover	11%	18%	21%	24%	47%	33%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 70,174	$ 67,379	$ 67,379	$ 60,422[7]	$ 61,799[7]	$ 63,214[7]
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.
[7] Amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights			BlackRock New Jersey Municipal Bond Trust (BLJ)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.53	$ 14.16	$ 15.38	$ 16.33	$ 16.26	$ 14.71
Net investment income	0.52[1]	1.05[1]	1.14[1]	1.15	1.16	1.16
Net realized and unrealized gain (loss)	0.71	(0.68)	(1.11)	(0.87)	0.18	1.48
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.14)	(0.29)	(0.29)	(0.24)	(0.15)
Net realized gain	—	—	(0.00)[2]	—	(0.02)	—
Net increase (decrease) from investment operations	1.21	0.23	(0.26)	(0.01)	1.08	2.49
Dividends and distributions to Common Shareholders from:
Net investment income	(0.46)	(0.86)	(0.95)	(0.94)	(0.95)	(0.94)
Net realized gain	—	—	(0.01)	—	(0.06)	—
Total dividends and distributions to Common Shareholders	(0.46)	(0.86)	(0.96)	(0.94)	(1.01)	(0.94)
Net asset value, end of period	$ 14.28	$ 13.53	$ 14.16	$ 15.38	$ 16.33	$ 16.26
Market price, end of period	$ 14.32	$ 13.59	$ 14.76	$ 16.90	$ 18.30	$ 15.98
Total Investment Return[3]
Based on net asset value	9.04%[4]	2.50%	(2.12)%	(0.61)%	6.77%	17.60%
Based on market price	8.86%[4]	(1.23)%	(7.15)%	(2.54)%	21.74%	22.22%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.56%[7]	1.72%	1.67%	1.47%	1.59%	1.57%
Total expenses after fees waived and before fees paid indirectly[5]	1.31%[7]	1.36%	1.28%	1.03%	1.11%	1.10%
Total expenses after fees waived and paid indirectly[5]	1.31%[7]	1.36%	1.28%	1.00%	1.06%	1.08%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,6]	1.30%[7]	1.34%	1.26%	1.00%	1.06%	1.08%
Net investment income[5]	7.45%[7]	8.55%	7.64%	7.11%	7.24%	7.44%
Dividends paid to Preferred Shareholders	0.24%[7]	1.14%	1.97%	1.79%	1.50%	0.98%
Net investment income to Common Shareholders	7.21%[7]	7.41%	5.67%	5.32%	5.74%	6.46%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 33,027	$ 31,239	$ 32,584	$ 35,246	$ 37,263	$ 36,928
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 18,775	$ 18,775	$ 19,200	$ 20,225	$ 20,225	$ 20,225
Portfolio turnover	4%	28%	17%	35%	—	12%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 68,978	$ 66,600	$ 67,439	$ 68,578	$ 71,067	$ 70,649
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 45

Financial Highlights		BlackRock New York Insured Municipal Income Trust (BSE)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.61	$ 13.95	$ 14.58	$ 15.34	$ 15.30	$ 14.18
Net investment income	0.45[1]	0.88[1]	0.96[1]	0.99	1.00	1.00
Net realized and unrealized gain (loss)	0.43	(0.39)	(0.60)	(0.72)	(0.01)	1.16
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.11)	(0.25)	(0.26)	(0.24)	(0.14)
Net realized gain	—	—	(0.01)	(0.02)	—	—
Net increase (decrease) from investment operations	0.87	0.38	0.10	(0.01)	0.75	2.02
Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)	(0.72)	(0.70)	(0.70)	(0.71)	(0.90)
Net realized gain	—	—	(0.03)	(0.05)	—	—
Total dividends and distributions to Common Shareholders	(0.39)	(0.72)	(0.73)	(0.75)	(0.71)	(0.90)
Net asset value, end of period	$ 14.09	$ 13.61	$ 13.95	$ 14.58	$ 15.34	$ 15.30
Market price, end of period	$ 13.79	$ 13.15	$ 13.26	$ 14.12	$ 14.70	$ 15.35
Total Investment Return[2]
Based on net asset value	6.54%[3]	3.98%	0.80%	(0.06)%	5.46%	14.72%
Based on market price	7.91%[3]	5.70%	(1.07)%	1.01%	0.73%	15.92%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.23%[6]	1.53%	1.34%	1.21%	1.25%	1.25%
Total expenses after fees waived and before fees paid indirectly[4]	1.13%[6]	1.33%	1.09%	0.90%	0.92%	0.93%
Total expenses after fees waived and paid indirectly[4]	1.13%[6]	1.33%	1.09%	0.89%	0.90%	0.92%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,5]	1.03%[6]	1.05%	0.99%	0.89%	0.90%	0.92%
Net investment income[4]	6.51%[6]	7.16%	6.59%	6.53%	6.63%	6.77%
Dividends paid to Preferred Shareholders	0.18%[6]	0.88%	1.74%	1.69%	1.58%	0.96%
Net investment income to Common Shareholders	6.33%[6]	6.28%	4.85%	4.84%	5.05%	5.81%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 91,278	$ 88,141	$ 90,331	$ 94,314	$ 99,255	$ 98,853
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 40,575	$ 40,575	$ 41,675	$ 56,000	$ 56,000	$ 56,000
Portfolio turnover	6%	23%	24%	30%	9%	21%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 81,241	$ 79,309	$ 79,196	$ 67,107	$ 69,324	$ 69,138
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights			BlackRock New York Municipal Bond Trust (BQH)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.56	$ 14.71	$ 15.39	$ 16.02	$ 16.09	$ 15.09
Net investment income	0.53[1]	1.08[1]	1.14[1]	1.14	1.13	1.13
Net realized and unrealized gain (loss)	0.50	(0.24)	(0.57)	(0.56)	(0.02)	0.95
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.14)	(0.29)	(0.29)	(0.25)	(0.15)
Net realized gain	(0.01)	(0.00)[2]	(0.01)	—	—	—
Net increase from investment operations	1.01	0.70	0.27	0.29	0.86	1.93
Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.85)	(0.93)	(0.92)	(0.93)	(0.93)
Net realized gain	(0.09)	(0.00)[2]	(0.02)	—	—	—
Total dividends and distributions to Common Shareholders	(0.56)	(0.85)	(0.95)	(0.92)	(0.93)	(0.93)
Net asset value, end of period	$ 15.01	$ 14.56	$ 14.71	$ 15.39	$ 16.02	$ 16.09
Market price, end of period	$ 14.75	$ 14.32	$ 14.62	$ 16.32	$ 16.81	$ 15.85
Total Investment Return[3]
Based on net asset value	7.03%[4]	5.97%	1.62%	1.52%	5.51%	13.56%
Based on market price	6.94%[4]	4.87%	(4.76)%	2.60%	12.39%	20.83%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.50%[7]	1.61%	1.63%	1.47%	1.56%	1.56%
Total expenses after fees waived and before fees paid indirectly[5]	1.26%[7]	1.30%	1.25%	1.02%	1.09%	1.08%
Total expenses after fees waived and paid indirectly[5]	1.26%[7]	1.30%	1.25%	1.00%	1.06%	1.06%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,6]	1.24%[7]	1.25%	1.23%	1.00%	1.06%	1.06%
Net investment income[5]	7.16%[7]	8.06%	7.45%	7.16%	7.16%	7.20%
Dividends paid to Preferred Shareholders	0.16%[7]	1.01%	1.90%	1.81%	1.60%	0.97%
Net investment income to Common Shareholders	7.00%[7]	7.05%	5.55%	5.35%	5.56%	6.23%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 41,553	$ 40,204	$ 40,603	$ 42,160	$ 43,541	$ 43,460
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 22,125	$ 22,125	$ 22,400	$ 24,200	$ 24,200	$ 24,200
Portfolio turnover	13%	30%	19%	23%	12%	3%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 71,954	$ 70,431	$ 70,327	$ 68,560	$ 69,985	$ 69,899
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 47

Financial Highlights			BlackRock New York Municipal Income Trust II (BFY)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.03	$ 14.28	$ 14.84	$ 15.47	$ 15.23	$ 14.16
Net investment income	0.52[1]	1.06[1]	1.08[1]	1.07	1.06	1.04
Net realized and unrealized gain (loss)	0.54	(0.36)	(0.55)	(0.67)	0.14	1.07
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.15)	(0.29)	(0.30)	(0.25)	(0.15)
Net realized gain	—	—	(0.01)	—	—	—
Net increase from investment operations	1.04	0.55	0.23	0.10	0.95	1.96
Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(0.80)	(0.77)	(0.73)	(0.71)	(0.89)
Net realized gain	—	—	(0.02)	—	—	—
Total dividends and distributions to Common Shareholders	(0.48)	(0.80)	(0.79)	(0.73)	(0.71)	(0.89)
Net asset value, end of period	$ 14.59	$ 14.03	$ 14.28	$ 14.84	$ 15.47	$ 15.23
Market price, end of period	$ 14.45	$ 14.00	$ 13.60	$ 14.22	$ 14.38	$ 14.02
Total Investment Return[2]
Based on net asset value	7.49%[3]	5.23%	1.70%	0.69%	6.93%	14.46%
Based on market price	6.69%[3]	10.26%	1.08%	3.80%	7.97%	8.91%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.23%[6]	1.33%	1.30%	1.25%	1.29%	1.30%
Total expenses after fees waived and before fees paid indirectly[4]	1.14%[6]	1.16%	1.13%	1.01%	1.05%	1.05%
Total expenses after fees waived and paid indirectly[4]	1.14%[6]	1.16%	1.13%	1.00%	1.02%	1.04%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,5]	1.14%[6]	1.16%	1.13%	1.00%	1.02%	1.04%
Net investment income[4]	7.28%[6]	8.17%	7.33%	6.92%	6.96%	7.04%
Dividends paid to Preferred Shareholders	0.25%[6]	1.19%	1.94%	1.94%	1.66%	0.99%
Net investment income to Common Shareholders	7.03%[6]	6.98%	5.39%	4.98%	5.30%	6.05%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 72,178	$ 69,315	$ 70,544	$ 73,302	$ 76,393	$ 75,193
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 44,475	$ 44,475	$ 44,650	$ 44,650	$ 44,650	$ 44,650
Portfolio turnover	11%	16%	12%	27%	22%	27%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 65,573	$ 63,965	$ 64,508	$ 66,048	$ 67,775	$ 67,113
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights			BlackRock Virginia Municipal Bond Trust (BHV)
	Six Months
	Ended
	February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.05	$ 15.03	$ 15.57	$ 16.35	$ 16.34	$ 15.47
Net investment income	0.51[1]	1.02[1]	1.11[1]	1.11	1.10	1.10
Net realized and unrealized gain (loss)	0.58	0.20	(0.45)	(0.68)	0.04	0.80
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.10)	(0.30)	(0.27)	(0.26)	(0.16)
Net realized gain	(0.01)	(0.05)	—	(0.02)	—	—
Net increase from investment operations	1.07	1.07	0.36	0.14	0.88	1.74
Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(0.89)	(0.90)	(0.87)	(0.87)	(0.87)
Net realized gain	(0.27)	(0.16)	—	(0.05)	—	—
Total dividends and distributions to Common Shareholders	(0.75)	(1.05)	(0.90)	(0.92)	(0.87)	(0.87)
Net asset value, end of period	$ 15.37	$ 15.05	$ 15.03	$ 15.57	$ 16.35	$ 16.34
Market price, end of period	$ 19.20	$ 17.50	$ 19.50	$ 17.85	$ 18.45	$ 17.30
Total Investment Return[2]
Based on net asset value	6.64%[3]	6.94%	1.59%	0.21%	5.30%	11.52%
Based on market price	14.56%[3]	(4.16)%	14.97%	1.80%	12.23%	19.07%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.56%[6]	1.75%	1.70%	1.58%	1.68%	1.67%
Total expenses after fees waived and before fees paid indirectly[4]	1.33%[6]	1.45%	1.34%	1.14%	1.22%	1.20%
Total expenses after fees waived and paid indirectly[4]	1.33%[6]	1.45%	1.34%	1.09%	1.15%	1.18%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,5]	1.28%[6]	1.37%	1.31%	1.09%	1.15%	1.18%
Net investment income[4]	6.71%[6]	7.43%	7.14%	6.85%	6.83%	6.90%
Dividends paid to Preferred Shareholders	0.24%[6]	0.72%	1.90%	1.69%	1.60%	1.00%
Net investment income to Common Shareholders	6.47%[6]	6.71%	5.24%	5.16%	5.23%	5.90%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 24,069	$ 23,483	$ 23,347	$ 24,053	$ 25,097	$ 24,966
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 11,675	$ 11,675	$ 12,175	$ 13,525	$ 13,525	$ 13,525
Portfolio turnover	19%	32%	11%	12%	5%	5%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 76,540	$ 75,286	$ 72,948	$ 69,463	$ 71,404	$ 71,158
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 49

Financial Highlights			The Massachusetts Health & Education Tax-Exempt Trust (MHE)
	Six Months		Period
	Ended		January 1,
	February 28,	Year Ended	2008 to
	2010	August 31,	August 31,		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004[1]
Per Share Operating Performance
Net asset value, beginning of period	$ 12.19	$ 12.55	$ 13.10	$ 13.90	$ 13.59	$ 13.74	$ 13.91
Net investment income[2]	0.44	0.83	0.59	0.92	0.90	0.83	0.82
Net realized and unrealized gain (loss)	0.49	(0.43)	(0.58)	(0.82)	0.47	0.15	0.08
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.13)	(0.17)	(0.31)	(0.25)	(0.11)	(0.03)
Net realized gain	—	—	—	—	(0.03)	(0.01)	(0.01)
Net increase (decrease) from investment operations	0.91	0.27	(0.16)	(0.21)	1.09	0.86	0.86
Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.63)	(0.39)	(0.59)	(0.68)	(0.78)	(0.87)
Net realized gain	—	—	—	(0.00)[3]	(0.10)	(0.13)	(0.16)
Total dividends and distributions to Common Shareholders	(0.41)	(0.63)	(0.39)	(0.59)	(0.78)	(0.91)	(1.03)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.10)	—
Net asset value, end of period	$ 12.69	$ 12.19	$ 12.55	$ 13.10	$ 13.90	$ 13.59	$ 13.74
Market price, end of period	$ 12.77	$ 12.00	$ 11.22	$ 11.95	$ 13.10	$ 13.60	$ 16.24
Total Investment Return[4]
Based on net asset value	7.66%[5]	3.29%	(1.01)%[5]	(1.23)%	8.30%	5.46%	6.08%
Based on market price	10.05%[5]	13.73%	(2.99)%[5]	(4.40)%	1.99%	(10.71)%	14.29%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.41%[7]	1.54%	1.77%[7]	1.47%	1.64%	1.30%	1.45%
Total expenses after fees waived and paid indirectly[6]	1.40%[7]	1.54%	1.77%[7]	1.47%	1.64%	1.30%	1.45%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[6,8]	1.37%[7]	1.45%	1.73%[7]	1.47%	1.64%	1.30%	1.45%
Net investment income[6]	6.97%[7]	7.50%	6.82%[7]	6.78%	6.61%	6.00%	5.97%
Dividends paid to Preferred Shareholders	0.27%[7]	1.22%	2.03%[7]	2.27%	2.07%	0.76%	0.24%
Net investment income Common Shareholders	6.70%[7]	6.28%	4.79%[7]	4.51%	4.54%	5.24%	5.73%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 29,743	$ 28,575	$ 29,416	$ 30,717	$ 32,581	$ 31,792	$ 32,076
Preferred Shares outstanding at $50,000
liquidation preference, end of period (000)	$ 18,500	$ 18,500	$ 18,500	$ 20,000	$ 20,000	$ 20,000	$ 10,000
Portfolio turnover	5%	12%	5%	18%	9%	16%	21%
Asset coverage per Preferred Share at $50,000
liquidation preference, end of period	$ 130,389	$ 127,234	$ 129,523	$ 126,835[9]	$ 131,484[9] $	129,506[9]	$ 210,378[9]
1 On September 1, 2004, Fund Asset Management, L.P. became the investment advisor, which combined with BlackRock, Inc. on September 26, 2006.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
[7] Annualized.
[8] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[9] Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings New York Insured Fund, Inc. (“MHN”), BlackRock
New York Insured Municipal Income Trust (“BSE”) (collectively the “Insured
Trusts”), BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock
New Jersey Municipal Bond Trust (“BLJ”), BlackRock New York Municipal
Bond Trust (“BQH”), BlackRock Virginia Municipal Bond Trust (“BHV”)
(collectively the “Bond Trusts”), BlackRock New York Municipal Income
Trust II (“BFY”) (the “Income II Trust”), and The Massachusetts Health &
Education Tax-Exempt Trust (“MHE”) (all, collectively the “Trusts” or individually as the “Trust”) are registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. All Trusts are organized as Delaware statutory trusts except MHN and MHE, which are organized as a Maryland corporation and a Massachusetts business trust, respectively. The Trusts’
financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Directors and the Boards of Trustees of the
Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” Each Trust determines, and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervi-
sion of each Trust’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-
term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: Each
Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such condi-
tions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of
Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trusts. The TOB may also be termi-
nated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Trusts’
Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 28, 2010, the aggregate value of the underly-
ing municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 51

Notes to Financial Statements (continued)

Underlying
	Municipal Bonds	Liability	Range of
	Transferred	for Trust	Interest
	to TOBs	Certificates	Rates
BZM	$ 3,145,800	$ 1,500,000	0.19%
MHN	$140,416,647	$71,712,600	0.22% – 0.59%
BLJ	$ 639,359	$ 419,783	0.29%
BSE	$ 17,825,415	$10,408,503	0.22% – 0.59%
BQH	$ 2,940,190	$ 1,509,077	0.22% – 0.26%
BFY	$ 268,449	$ 159,940	0.22%
BHV	$ 3,148,951	$ 1,499,291	0.19% – 0.22%
MHE	$ 2,092,406	$ 1,339,595	0.26%

For the six months ended February 28, 2010, the Trusts’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
BZM	$ 1,500,000	0.52%
MHN	$66,405,044	0.81%
BLJ	$ 419,783	0.80%
BSE	$10,408,503	0.85%
BQH	$ 1,516,156	0.58%
BFY	$ 159,940	0.77%
BHV	$ 1,499,291	0.69%
MHE	$ 1,339,595	0.62%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to Common
Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2009 (two years ended December 31, 2007 and the period ended August 31, 2008 and year ended August 31, 2009 for
MHE). The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The impact of this guidance on the Trusts’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”)
may defer a portion of their annual complex-wide compensation. Deferred

52 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-
End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the
Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each
Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and
distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
Each Trust has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

Each Trust may engage in various portfolio investment strategies both to increase the return of the Trusts and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Trusts from its counterpar-
ties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Seg-
regation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the
Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended February 28, 2010

		Net Realized Gain (Loss) from
	BZM	MHN	BLJ	BSE
Interest rate contracts:
Financial futures
contracts	$ 17,063	$ (17,461) $	1,991	$ (3,825)

Net Realized Gain (Loss) from
	BQH	BFY	BHV	MHE
Interest rate contracts:
Financial futures
contracts	$ (1,487)	$ (4,194)	$ 14,557	$ 1,991

For the six months ended February 28, 2010, the average derivative activity was as follows:
	BZM	MHN	BLJ	BSE
Financial futures contracts:
Average number of
contracts purchased	1	14	1	3
Average number of
contracts sold	6	101	—	22
Average notional value of
contracts purchased	$115,002	$ 1,610,031	$115,002	$ 345,007
Average notional value of
contracts sold	$714,237	$11,991,037	—	$2,565,257

	BQH	BFY	BHV	MHE
Financial futures contracts:
Average number of
contracts purchased	2	2	1	1
Average number of
contracts sold	10	17	5	—
Average notional value of
contracts purchased	$ 172,503	$ 230,004	$115,002	$115,002
Average notional value of
contracts sold	$1,133,503	$1,968,745	$595,200	—

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee of the Trust’s average weekly net assets except MHN and MHE, which are based upon average daily net

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 53

Notes to Financial Statements (continued)

assets. Average daily or weekly net assets are the average daily or weekly value of each Trust’s total assets minus the sum of its accrued liabilities.
Fees accrue at the following annual rates:

BZM	0.65%
MHN	0.55%
BLJ	0.65%
BSE	0.55%
BQH	0.65%
BFY	0.55%
BHV	0.65%
MHE	0.50%

The Manager has voluntarily agreed to waive its advisory fee on the pro-
ceeds of Preferred Shares and TOBs that exceed 35% of the average daily net assets of MHN. For the six months ended February 28, 2010, the
Manager waived $299,595, which is included in fees waived by advisor in the Statements of Operations.

The Manager has voluntarily agreed to waive a portion of the investment advisory fee for certain other funds. With respect to BSE, the waiver, as a percentage of average weekly net assets is as follows: 0.15% through
October 2008, 0.10% through October 2009, and 0.05% through
October 2010. With respect to the Bond Trusts, the waiver, as a percentage of average weekly net assets, is as follows: 0.20% through April 2009,
0.15% through April 2010, 0.10% through April 2011 and 0.05% through
April 2012. With respect to the Income II Trust, the waiver, as a percentage of average weekly net assets is 0.10% through July 2009, and 0.05%
through July 2012. For the six months ended February 28, 2010, the
Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations:

Fees Waived
by Manager
BZM	$35,255
BLJ	$38,470
BSE	$47,040
BQH	$48,400
BFY	$28,867
BHV	$27,715

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indi-
rectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the
Statements of Operations. For the six months ended February 28, 2010, the amounts waived were as follows:

Fees Waived
by Manager
BZM	$ 93
MHN	$11,772
BLJ	$ 1,697
BSE	$ 880
BQH	$ 1,098
BFY	$ 1,714
BHV	$ 5
MHE	$ 42

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”) for MHN and MHE and
BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Manager. The Manager pays BIM and BFM for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Manager.

For the six months ended February 28, 2010, the Trusts reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement
BZM	$ 437
MHN	$ 6,876
BLJ	$ 495
BSE	$ 1,331
BQH	$ 601
BFY	$ 1,086
BHV	$ 361
MHE	$ 460

Certain officers and/or trustees of the Trusts are officers and/or directors of
BlackRock or its affiliates. The Trusts reimburse the Manager for compensa-
tion paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2010 were as follows:

	Purchases	Sales
BZM	$ 4,858,322	$ 3,936,045
MHN	$83,309,726	$79,451,103
BLJ	$ 2,176,425	$ 4,299,448
BSE	$ 8,993,098	$ 7,835,356
BQH	$ 9,288,945	$ 8,020,786
BFY	$12,925,145	$14,002,284
BHV	$ 7,147,787	$ 7,443,181
MHE	$ 7,686,966	$ 2,418,126

5. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of
Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Trusts; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Trusts may be exposed to counterparty risk, or

54 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

the risk that an entity with which the Trusts have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

6. Capital Share Transactions:

The Trusts, except MHN, are authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for the Trusts, except MHN and MHE, is
$0.001 per share ($0.10 for MHN and $0.01 for MHE). Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

During the six months ended February 28, 2010 and the year ended
August 31, 2009, the shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2010	2009
BZM	3,327	9,282
BLJ	3,806	7,624
BSE	—	2,972
BQH	6,889	1,342
BFY	5,132	1,492
BHV	5,528	7,591

Shares issued and outstanding remained constant during the six months ended February 28, 2010 and the year ended August 31, 2009 for MHN and MHE.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each
Trust’s Statements of Preferences/Articles Supplementary/Certificates of
Designation/Certificate of Vote of Trustees, as applicable (the “Governing
Instrument”), are not satisfied.

From time to time in the future, each Trust that has issued Preferred
Shares may effect repurchases of such shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem such shares from time to time as provided in the applicable Governing Instrument. Each Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the
Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class.
However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding
Preferred Shares, voting separately as a class would be required to (a)
adopt any plan of reorganization that would adversely affect the Preferred
Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effec-
tive yields and reset frequency at February 28, 2010:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
BZM	R-7	640	0.32%	7
MHN	A	1,479	0.32%	7
	B	1,479	0.32%	7
	C	2,366	0.37%	7
	D	2,864	0.37%	7
	E	1,557	0.35%	7
BLJ	M-7	751	0.37%	7
BSE	R-7	1,623	0.32%	7
BQH	T-7	885	0.35%	7
BFY	W-7	1,779	0.32%	7
BHV	R-7	467	0.32%	7
MHE	A	185	0.32%	7
	B	185	0.35%	7

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred
Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of 110% of AA commercial paper rate or 110% of 90% of the Kenney S&P 30-Day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average divi-
dend rates on the Preferred Shares for each Trust for the six months ended
February 28, 2010 were as follows:

	Series	Low	High	Average
BZM	R-7	0.24%	0.56%	0.39%
MHN	A	0.26%	0.53%	0.40%
	B	0.24%	0.56%	0.39%
	C	0.24%	0.56%	0.39%
	D	0.24%	0.56%	0.39%
	E	0.26%	0.52%	0.40%
BLJ	M-7	0.24%	0.56%	0.40%
BSE	R-7	0.24%	0.56%	0.39%
BQH	T-7	0.27%	0.52%	0.40%
BFY	W-7	0.26%	0.53%	0.39%
BHV	R-7	0.24%	0.56%	0.39%
MHE	A	0.26%	0.53%	0.40%
	B	0.26%	0.52%	0.40%

Since February 13, 2008, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 55

Notes to Financial Statements (concluded)

were reset to the maximum applicable rate, which ranged from 0.24% to
0.56% for the six months ended February 28, 2010. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Trusts pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions.
Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred shares issued and outstanding remained constant for the six months ended February 28, 2010 for all Trusts.

During the year ended August 31, 2009, certain Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
MHN	A	7/09/09	56	$1,400,000
	B	7/06/09	56	$1,400,000
	C	7/07/09	90	$2,250,000
	D	7/06/09	109	$2,725,000
	E	7/08/09	59	$1,475,000
BLJ	M-7	7/14/09	17	$ 425,000
BSE	R-7	7/10/09	44	$1,100,000
BQH	T-7	7/08/09	11	$ 275,000
BFY	W-7	7/09/09	7	$ 175,000
BHV	R-7	7/10/09	20	$ 500,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

7. Capital Loss Carryforwards:

As of August 31, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires August 31,	BZM	MHN	BLJ	BSE
2013	—	$15,054,033	—	—
2014	—	1,097,743	—	—
2015	—	2,782,666	—	—
2016	—	710,089	$ 25,168	—
2017	$ 150,609	4,069,997	319,896	$ 1,631,721
Total	$ 150,609	$23,714,528	$ 345,064	$ 1,631,721

Expires August 31,	BFY	MHE
2015	$ 70,160	$ 35,869
2016	383,137	285,683
2017	254,346	375,230
Total	$ 707,643	$ 696,782

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 1, 2010 to
Common Shareholders of record on March 15, 2010 as follows:

Common
Dividend
Per Share
BZM	$0.0704
MHN	$0.0760
BLJ	$0.0780
BSE	$0.0705
BQH	$0.0805
BFY	$0.0800
BHV	$0.0800
MHE	$0.0685

The dividends declared on Preferred Shares for the period March 1, 2010 to March 31, 2010 were as follows:

		Dividends
	Series	Declared
BZM	R-7	$ 4,791
MHN	A	$11,101
	B	$11,071
	C	$17,584
	D	$21,148
	E	$11,669
BLJ	M-7	$ 5,581
BSE	R-7	$12,149
BQH	T-7	$ 6,633
BFY	W-7	$13,353
BHV	R-7	$ 3,496
MHE	A	$ 2,785
	B	$ 2,777

56 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Fund President1 and Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, Fund President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

1 Fund President for MFT and MPA
2 Fund President for MUC, MUJ, MIY and MJI

Investment Advisor
BlackRock Advisors, LLC
WIlmington, DE 19809

Sub-Advisors
BlackRock Financial Management, Inc.1
New York, NY 10055

BlackRock Investment Management, LLC2
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.1
Providence, RI 02940

BNY Mellon Shareowner Services2
Jersey City, NJ 07310

Auction Agent
Preferred Shares
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

1 For all Trusts except MHN and MHE.
2 For MHN and MHE.
3 For all Trusts except MHN.
4 For MHN.

Effective January 1, 2010, Kent Dixon, a Trustee of the Trusts, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Trustee of the Trusts, resigned.

The Trusts’ Board of Trustees wishes both Mr. Dixon and Mr. Beckwith well.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 57

Additional Information

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net invest-
ment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’
current accumulated but undistributed net investment income, if any, is dis-
closed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please
call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be obtained by calling
(202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

58 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes wll depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regula-
tions. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 28, 2010
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year-to-Date			Distributions for the Fiscal Year-to-Date
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
BQH	$0.46869	$0.09316	—	$0.56184	83%	17%	0%	100%
BHV	$0.48069	$0.26605	—	$0.74673	64%	36%	0%	100%

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 59

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: April 28, 2010